UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number	811-23698

FORTUNE V SEPARATE ACCOUNT

(Exact name of registrant as specified in charter)

C/O Universal Life Insurance Company Metro Office Park Calle 1 Lote 10 Guaynabo, PR	00968
(Address of principal executive offices)	(Zip code)

Jose C. Benitez

C/O Universal Life Insurance Company

Metro Office Park Calle 1 Lote 10

Guaynabo, PR 00968

(Name and address of agent for service)

Registrant’s telephone number, including area code:	(787) 706-7337

Date of fiscal year end:	12/31

Date of reporting period:	6/30/2025

Item 1. Reports to Stockholders.

(a)

FORTUNE V SEPARATE ACCOUNT

OF

UNIVERSAL LIFE INSURANCE COMPANY

Semi-Annual Report

June 30, 2025

Proxy Voting Policies and Procedures

A description of the proxy voting policies and procedures of the Fortune V Separate Account is included in the Statement of Additional Information which is available without charge, upon request: (i) by calling 1-787-706-7337; or (ii) on the SEC’s website at http://www.sec.gov. In addition, the Fortune V Separate Account is required to file Form N-PX, with the complete proxy voting record for the most recent twelve months ended June 30, no later than August 31 of each year. Form N-PX for the twelve months ended June 30, 2025, is available without charge, upon request by calling 1-787-706-7337 and on the SEC’s website at http://www.sec.gov.

Quarterly Portfolio Holdings

Each fiscal quarter, Fortune V Separate Account will file with the SEC a complete schedule of monthly portfolio holdings on Form N-PORT. The Subaccounts’ holdings as of the end of the third month of every fiscal quarter, as reported on Form N-PORT, will be publicly available on the SEC’s website at http://www.sec.gov within 60 days of the end of the fiscal quarter.

Fortune V Separate Account	1	Semi-Annual Report 2025

UNIVERSAL LIFE INSURANCE COMPANY

Metro Office Park Street 1, Lot 10

Guaynabo, PR 00968

To Contract Holders with Interests in the
Fortune V Separate Account Funds:

We are pleased to present the most recent semi-annual report for the Fortune V Separate Account. For your benefit, you can print this report and any supplementary documents thereof.

Should you prefer a hard copy, we will send it to you at no cost by calling us at 787-706-7095 or writing to us at:

Universal Life Insurance Company
Annuities Department
PO Box 2145
San Juan, PR 00922-2145

Fortune V Separate Account	2	Semi-Annual Report 2025

Disclosure of Expenses (Unaudited)

UNIT HOLDER EXPENSES

Universal VIA Asset Allocation Portfolios (each individually, a “Subaccount” and collectively, the “Subaccounts”) is a separate account established by Universal Life Insurance Company (“ULICO”), and is used as an investment vehicle under certain tax-deferred annuity contracts issued by ULICO. Each Subaccount invests in underlying investments in mutual funds based on specific asset allocation objectives. Subaccount contract holders bear the costs of operating the Subaccount (such as the advisory fee).

The following examples are intended to help you understand your ongoing costs (in dollars and cents) of investing in the Subaccounts and to compare these costs with the ongoing costs of investing in other funds.

The examples are based on an investment of $1,000 invested at January 1, 2025, and held for the entire six-month period until June 30, 2025.

ACTUAL EXPENSES

The information in the table below provides information about actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = $8.60), then multiply the result by the number in the appropriate column for your share class titled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The information in the table below provides information about hypothetical account values and hypothetical expenses based on the Subaccounts’ actual expense ratios and assumed rates of return of 5% per year before expenses, which are not the Subaccounts’ actual returns. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Subaccount versus other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

		Actual Expense		Hypothetical Expenses (A)
Subaccount	Beginning Account Value January 1, 2025	Ending Account Value June 30, 2025	Expenses Paid During Period (B)	Ending Account Value June 30, 2025	Expenses Paid During Period (B)	Net Annualized Expense Ratio (C) (D)
Universal VIA Conservative Allocation	$1,000.00	$1,047.00	$11.57	$1,013.49	$11.38	2.28%
Universal VIA Moderate Allocation	1,000.00	1,061.40	10.07	1,015.03	9.84	1.97
Universal VIA Moderate Growth Allocation	1,000.00	1,089.10	11.03	1,014.23	10.64	2.13
Universal VIA Growth Allocation	1,000.00	1,107.40	11.60	1,013.79	11.08	2.22
Universal VIA International Mod Growth Alloc	1,000.00	1,196.30	13.89	1,012.15	12.72	2.55
Universal Money Market	1,000.00	1,015.00	16.19	1,008.73	16.14	3.24

(A)	5% return per year before expenses.
(B)	Expenses are calculated using each Subaccount’s net annualized expense ratios, as disclosed in the table, multiplied by the average account value for the period, multiplied by the number of days in the period (181 days), and divided by the number of days in the year (365 days).
(C)	Net annualized expense ratios, as disclosed in the table, do not include the expenses of the underlying investments in which the Subaccounts invest. The total annual expenses, as stated in the fee table of the Subaccounts’ Prospectus, may differ from the expense ratios disclosed in this report.
(D)	Net annualized expense ratios are reflective of applicable fee waivers and/or reimbursements and recapture, if any, and based on the most recent six-months.

Fortune V Separate Account	3	Semi-Annual Report 2025

Schedules of Investment Composition (Unaudited)

At June 30, 2025

Fortune V Separate Account – Universal VIA Conservative Allocation

Asset Allocation	Percentage of Net Assets
Equity Funds	30.66%
Fixed Income Funds	69.44
Net Other Assets (Liabilities)	(0.10)
Total	100.00%

Fortune V Separate Account – Universal VIA Moderate Allocation

Asset Allocation	Percentage of Net Assets
Equity Funds	45.89%
Fixed Income Funds	54.19
Net Other Assets (Liabilities)	(0.08)
Total	100.00%

Fortune V Separate Account – Universal VIA Moderate Growth Allocation

Asset Allocation	Percentage of Net Assets
Equity Funds	73.16%
Fixed Income Funds	26.93
Net Other Assets (Liabilities)	(0.09)
Total	100.00%

Fortune V Separate Account – Universal VIA Growth Allocation

Asset Allocation	Percentage of Net Assets
Equity Funds	100.10%
Net Other Assets (Liabilities)	(0.10)
Total	100.00%

Fortune V Separate Account – Universal VIA International Moderate Growth Allocation

Asset Allocation	Percentage of Net Assets
Equity Funds	99.59%
Net Other Assets (Liabilities)	0.41
Total	100.00%

Fortune V Separate Account – Universal Money Market

Asset Allocation	Percentage of Net Assets
Money Market Fund	98.96%
Net Other Assets (Liabilities)	1.04
Total	100.00%

Fortune V Separate Account	4	Semi-Annual Report 2025

Fortune V Separate Account - Universal VIA Conservative Allocation

SCHEDULE OF INVESTMENTS

At June 30, 2025

	Shares	Value
INVESTMENTS - UNAFFILIATED: 100.10%
Equity Funds: 30.66%
Transamerica Capital Growth I2	142,066	$1,910,794
Transamerica Emerging Markets Opps I2	118,496	1,129,264
Transamerica Energy Infrastructure I2	22,626	202,051
Transamerica Global Alloc Liquid Trust	50	56
Transamerica International Equity I2	25,451	625,075
Transamerica International Focus I2	190,829	1,415,954
Transamerica International Sm Cp Val I2	18,547	331,983
Transamerica International Stock I2	48,329	666,460
Transamerica Large Cap Value I2	159,476	2,481,447
Transamerica Mid Cap Growth I2	14,280	162,935
Transamerica Mid Cap Value Opps I2	9,760	108,234
Transamerica Small Cap Growth I2	45,216	266,323
Transamerica Small Cap Value I2	67,717	320,301
Transamerica Sustainable Equity Inc I2	206,284	1,720,405
Transamerica US Growth I2	85,687	2,746,273
		14,087,555
Fixed Income Funds: 69.44%
Transamerica Bond I2	1,614,151	13,058,482
Transamerica Emerging Markets Debt I2	172,043	1,593,118
Transamerica Inflation Opps I2	144,869	1,428,408
Transamerica Intermediate Bond I2	1,572,384	13,522,499
Transamerica Short-Term Bond I2	232,078	2,295,256
		31,897,763
Total Investments - Unaffiliated (Cost: $43,387,216)		45,985,318

Total Investments (Cost: $43,387,216)		$45,985,318
Net Other Assets (Liabilities): (0.10)%		(48,034)
Net Assets: 100%		$45,937,284

INVESTMENT VALUATION:

Valuation Inputs

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value
Assets
Investments
Investments - Unaffiliated	$45,985,318	$-	$-	$45,985,318
Total Investments	$45,985,318	$-	$-	$45,985,318

The Notes to Financial Statements are an integral part of this schedule.

Fortune V Separate Account	5	Semi-Annual Report 2025

Fortune V Separate Account - Universal VIA Moderate Allocation

SCHEDULE OF INVESTMENTS

At June 30, 2025

	Shares	Value
INVESTMENTS - UNAFFILIATED: 100.08%
Equity Funds: 45.89%
Transamerica Capital Growth I2	929,006	$12,495,137
Transamerica Emerging Markets Opps I2	741,042	7,062,128
Transamerica Energy Infrastructure I2	142,707	1,274,378
Transamerica Global Alloc Liquid Trust	148	167
Transamerica International Equity I2	159,217	3,910,366
Transamerica International Focus I2	1,188,952	8,822,027
Transamerica International Sm Cp Val I2	115,244	2,062,864
Transamerica International Stock I2	301,680	4,160,161
Transamerica Large Cap Value I2	996,572	15,506,656
Transamerica Mid Cap Growth I2	88,695	1,012,010
Transamerica Mid Cap Value Opps I2	61,133	677,961
Transamerica Small Cap Growth I2	285,179	1,679,703
Transamerica Small Cap Value I2	419,918	1,986,210
Transamerica Sustainable Equity Inc I2	1,295,335	10,803,093
Transamerica US Growth I2	537,586	17,229,628
		88,682,489
Fixed Income Funds: 54.19%
Transamerica Bond I2	5,341,087	43,209,396
Transamerica Emerging Markets Debt I2	570,874	5,286,292
Transamerica Inflation Opps I2	479,539	4,728,254
Transamerica Intermediate Bond I2	5,203,548	44,750,513
Transamerica Short-Term Bond I2	683,157	6,756,418
		104,730,873
Total Investments - Unaffiliated (Cost: $176,888,059)		193,413,362

Total Investments (Cost: $176,888,059)		$193,413,362
Net Other Assets (Liabilities): (0.08)%		(150,084)
Net Assets: 100%		$193,263,278

INVESTMENT VALUATION:

Valuation Inputs

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value
Assets
Investments
Investments - Unaffiliated	$193,413,362	$-	$-	$193,413,362
Total Investments	$193,413,362	$-	$-	$193,413,362

The Notes to Financial Statements are an integral part of this schedule.

Fortune V Separate Account	6	Semi-Annual Report 2025

Fortune V Separate Account - Universal VIA Moderate Growth Allocation

SCHEDULE OF INVESTMENTS

At June 30, 2025

	Shares	Value
INVESTMENTS - UNAFFILIATED: 100.09%
Equity Funds: 73.16%
Transamerica Capital Growth I2	374,788	$5,040,903
Transamerica Emerging Markets Opps I2	320,249	3,051,968
Transamerica Energy Infrastructure I2	61,497	549,169
Transamerica Global Alloc Liquid Trust	50	57
Transamerica International Equity I2	68,654	1,686,144
Transamerica International Focus I2	513,535	3,810,428
Transamerica International Sm Cp Val I2	49,860	892,501
Transamerica International Stock I2	130,164	1,794,959
Transamerica Large Cap Value I2	433,196	6,740,525
Transamerica Mid Cap Growth I2	38,609	440,526
Transamerica Mid Cap Value Opps I2	25,680	284,786
Transamerica Small Cap Growth I2	123,261	726,007
Transamerica Small Cap Value I2	182,700	864,171
Transamerica Sustainable Equity Inc I2	564,728	4,709,831
Transamerica US Growth I2	233,215	7,474,546
		38,066,521
Fixed Income Funds: 26.93%
Transamerica Bond I2	644,491	5,213,933
Transamerica Emerging Markets Debt I2	75,787	701,791
Transamerica High Yield Bond I2	64,355	529,001
Transamerica Inflation Opps I2	63,748	628,557
Transamerica Intermediate Bond I2	689,681	5,931,261
Transamerica Short-Term Bond I2	102,211	1,010,865
		14,015,408
Total Investments - Unaffiliated (Cost: $45,517,876)		52,081,929

Total Investments (Cost: $45,517,876)		$52,081,929
Net Other Assets (Liabilities): (0.09)%		(48,901)
Net Assets: 100%		$52,033,028

INVESTMENT VALUATION:

Valuation Inputs

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value
Assets
Investments
Investments - Unaffiliated	$52,081,929	$-	$-	$52,081,929
Total Investments	$52,081,929	$-	$-	$52,081,929

The Notes to Financial Statements are an integral part of this schedule.

Fortune V Separate Account	7	Semi-Annual Report 2025

Fortune V Separate Account - Universal VIA Growth Allocation

SCHEDULE OF INVESTMENTS

At June 30, 2025

	Shares	Value
INVESTMENTS - UNAFFILIATED: 100.10%
Equity Funds: 100.10%
Transamerica Capital Growth I2	376,077	$5,058,231
Transamerica Emerging Markets Opps I2	323,497	3,082,925
Transamerica Energy Infrastructure I2	61,573	549,845
Transamerica Global Alloc Liquid Trust	25	28
Transamerica International Equity I2	69,437	1,705,365
Transamerica International Focus I2	519,339	3,853,497
Transamerica International Sm Cp Val I2	50,237	899,240
Transamerica International Stock I2	131,372	1,811,623
Transamerica Large Cap Value I2	437,665	6,810,074
Transamerica Mid Cap Growth I2	38,674	441,265
Transamerica Mid Cap Value Opps I2	26,632	295,353
Transamerica Small Cap Growth I2	125,771	740,788
Transamerica Small Cap Value I2	187,860	888,579
Transamerica Sustainable Equity Inc I2	570,114	4,754,747
Transamerica US Growth I2	235,456	7,546,358
		38,437,918

Total Investments (Cost: $32,347,702)		$38,437,918
Net Other Assets (Liabilities): (0.10)%		(38,282)
Net Assets: 100%		$38,399,636

INVESTMENT VALUATION:

Valuation Inputs

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value
Assets
Investments
Investments - Unaffiliated	$38,437,918	$-	$-	$38,437,918
Total Investments	$38,437,918	$-	$-	$38,437,918

The Notes to Financial Statements are an integral part of this schedule.

Fortune V Separate Account	8	Semi-Annual Report 2025

Fortune V Separate Account - Universal VIA International Moderate Growth Allocation

SCHEDULE OF INVESTMENTS

At June 30, 2025

	Shares	Value
INVESTMENTS - UNAFFILIATED: 99.59%
Equity Funds: 99.59%
Transamerica Emerging Markets Opps I2	156,826	$1,494,552
Transamerica Global Alloc Liquid Trust	8	9
Transamerica International Equity I2	29,219	717,631
Transamerica International Focus I2	175,677	1,303,520
Transamerica International Sm Cp Val I2	45,612	816,452
Transamerica International Stock I2	55,101	759,846
		5,092,010

Total Investments (Cost: $4,442,079)		$5,092,010
Net Other Assets (Liabilities): 0.41%		20,954
Net Assets: 100%		$5,112,964

INVESTMENT VALUATION:

Valuation Inputs

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value
Assets
Investments
Investments - Unaffiliated	$5,092,010	$-	$-	$5,092,010
Total Investments	$5,092,010	$-	$-	$5,092,010

The Notes to Financial Statements are an integral part of this schedule.

Fortune V Separate Account	9	Semi-Annual Report 2025

Fortune V Separate Account - Universal Money Market

SCHEDULE OF INVESTMENTS

At June 30, 2025

	Shares	Value
INVESTMENTS - UNAFFILIATED: 98.96%
Money Market Fund: 98.96%
Transamerica Government Money Market I2 3.99% [1]	2,217,089	$2,217,089
		2,217,089

Total Investments (Cost: $2,217,089)		$2,217,089
Net Other Assets (Liabilities): 1.04%		23,237
Net Assets: 100%		$2,240,326

INVESTMENT VALUATION:

Valuation Inputs

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value
Assets
Investments
Investments - Unaffiliated	$2,217,089	$-	$-	$2,217,089
Total Investments	$2,217,089	$-	$-	$2,217,089

1	The rate is the subsidized 7 day yield.

The Notes to Financial Statements are an integral part of this schedule.

Fortune V Separate Account	10	Semi-Annual Report 2025

STATEMENTS OF ASSETS AND LIABILITIES

At June 30, 2025 (Unaudited)

	Universal VIA Conservative Allocation	Universal VIA Moderate Allocation	Universal VIA Moderate Growth Allocation	Universal VIA Growth Allocation	Universal VIA International Mod Growth Alloc	Universal Money Market
Assets:
Investments, at value	$45,985,318	$193,413,362	$52,081,929	$38,437,918	$5,092,010	$2,217,089
Receivables and other assets:
Dividend income	110,268	358,475	48,897	-	-	7,549
Receivable for investments sold	179,829	229,450	6,789	62,160	710	298
Other receivables	-	-	-	-	35,474	32,970
Total assets	46,275,415	194,001,287	52,137,615	38,500,078	5,128,194	2,257,906

Liabilities:
Payables and other liabilities:
Payable for investments purchased	110,266	358,463	48,896	-	-	7,546
Units redeemed	184,603	248,036	8,989	63,679	920	402
Accrued expenses	43,262	131,510	46,702	36,763	14,310	9,632
Total liabilities	338,131	738,009	104,587	100,442	15,230	17,580
Net assets	$45,937,284	$193,263,278	$52,033,028	$38,399,636	$5,112,964	$2,240,326

Net assets consist of:
Costs of accumulation units	$2,095,823	$45,366,321	$7,535,923	$8,588,819	$1,700,274	$2,854,902
Total distributable earnings	43,841,461	147,896,957	44,497,105	29,810,817	3,412,690	(614,576)
Net assets	$45,937,284	$193,263,278	$52,033,028	$38,399,636	$5,112,964	$2,240,326

Investments, at cost	$43,387,216	$176,888,059	$45,517,876	$32,347,702	$4,442,079	$2,217,089

The Notes to Financial Statements are an integral part of this report.

Fortune V Separate Account	11	Semi-Annual Report 2025

STATEMENTS OF OPERATIONS

For the period ended June 30, 2025 (Unaudited)

	Universal VIA Conservative Allocation	Universal VIA Moderate Allocation	Universal VIA Moderate Growth Allocation	Universal VIA Growth Allocation	Universal VIA International Mod Growth Alloc	Universal Money Market
Investment income:
Dividend income	$755,942	$2,558,538	$446,628	$114,897	$23,262	$48,511

Expenses:
Mortality expense	382,920	1,406,898	377,999	275,293	36,921	27,156
Advisory fees	80,980	334,426	87,277	61,790	8,324	4,249
Management fees	23,137	95,550	24,937	17,654	2,378	-
Custodian fees	40,852	40,912	41,617	37,351	31,150	23,316
Waivers/Reimbursements
Waiver/reimbursement	-	-	-	-	(18,069)	(15,425)
Net investment income (loss):	228,053	680,752	(85,202)	(277,191)	(37,442)	9,215

Net realized gain (loss) on:
Unaffiliated Investments	1,032,961	2,327,287	498,546	169,617	49,263	-

Net change in unrealized appreciation (depreciation) on:
Unaffiliated Investments	452,743	7,005,442	3,502,933	3,581,872	818,168	-
Net realized and unrealized gain (loss)	1,485,704	9,332,729	4,001,479	3,751,489	867,431	-
Net increase (decrease) in net assets resulting from operations	$1,713,757	$10,013,481	$3,916,277	$3,474,298	$829,989	$9,215

The Notes to Financial Statements are an integral part of this report.

Fortune V Separate Account	12	Semi-Annual Report 2025

STATEMENTS OF CHANGES IN NET ASSETS

For the periods and years ended:

	Universal VIA Conservative Allocation		Universal VIA Moderate Allocation		Universal VIA Moderate Growth Allocation
	June 30, 2025 (Unaudited)	December 31, 2024	June 30, 2025 (Unaudited)	December 31, 2024	June 30, 2025 (Unaudited)	December 31, 2024
From operations:
Net investment income (loss)	$228,053	$525,461	$680,752	$1,473,504	$(85,202)	$(72,009)
Net realized gain (loss)	1,032,961	1,124,953	2,327,287	4,992,418	498,546	1,821,854
Net change in unrealized appreciation (depreciation)	452,743	1,225,533	7,005,442	9,942,961	3,502,933	3,996,341
Net increase (decrease) in net assets resulting from operations	1,713,757	2,875,947	10,013,481	16,408,883	3,916,277	5,746,186

Unit transactions:
Units sold	187,067	1,223,559	875,349	1,832,339	627,619	1,830,007
Units redeemed	(3,513,844)	(11,282,501)	(15,034,855)	(38,461,010)	(3,710,145)	(11,070,591)
Net increase (decrease) in net assets resulting from unit transactions	(3,326,777)	(10,058,942)	(14,159,506)	(36,628,671)	(3,082,526)	(9,240,584)

Net increase (decrease) in net assets	(1,613,020)	(7,182,995)	(4,146,025)	(20,219,788)	833,751	(3,494,398)

Net assets:
Beginning of period	47,550,304	54,733,299	197,409,303	217,629,091	51,199,277	54,693,675
End of period	$45,937,284	$47,550,304	$193,263,278	$197,409,303	$52,033,028	$51,199,277

Unit transactions - shares:
Units sold	9,796	68,550	40,330	90,674	24,775	78,190
Units redeemed	(203,871)	(664,495)	(759,458)	(2,038,407)	(161,345)	(497,026)
Net increase (decrease)	(194,075)	(595,945)	(719,128)	(1,947,733)	(136,570)	(418,836)

The Notes to Financial Statements are an integral part of this report.

Fortune V Separate Account	13	Semi-Annual Report 2025

STATEMENTS OF CHANGES IN NET ASSETS

For the periods and years ended:

	Universal VIA Growth Allocation		Universal VIA International Mod Growth Alloc		Universal Money Market
	June 30, 2025 (Unaudited)	December 31, 2024	June 30, 2025 (Unaudited)	December 31, 2024	June 30, 2025 (Unaudited)	December 31, 2024
From operations:
Net investment income (loss)	$(277,191)	$(443,887)	$(37,442)	$(85,255)	$9,215	$36,677
Net realized gain (loss)	169,617	2,255,489	49,263	260,901	-	(2)
Net change in unrealized appreciation (depreciation)	3,581,872	3,355,030	818,168	(115,244)	-	-
Net increase (decrease) in net assets resulting from operations	3,474,298	5,166,632	829,989	60,402	9,215	36,675

Unit transactions:
Units sold	797,573	911,688	86,689	301,807	958,801	2,317,963
Units redeemed	(1,225,668)	(10,146,392)	(353,481)	(974,499)	(1,101,769)	(2,807,888)
Net increase (decrease) in net assets resulting from unit transactions	(428,095)	(9,234,704)	(266,792)	(672,692)	(142,968)	(489,925)

Net increase (decrease) in net assets	3,046,203	(4,068,072)	563,197	(612,290)	(133,753)	(453,250)

Net assets:
Beginning of period	35,353,433	39,421,505	4,549,767	5,162,057	2,374,079	2,827,329
End of period	$38,399,636	$35,353,433	$5,112,964	$4,549,767	$2,240,326	$2,374,079

Unit transactions - shares:
Units sold	28,185	35,739	5,203	18,708	96,728	238,093
Units redeemed	(52,511)	(422,943)	(22,501)	(64,440)	(113,685)	(292,677)
Net increase (decrease)	(24,326)	(387,204)	(17,298)	(45,732)	(16,957)	(54,584)

The Notes to Financial Statements are an integral part of this report.

Fortune V Separate Account	14	Semi-Annual Report 2025

FINANCIAL HIGHLIGHTS

	Universal VIA Conservative Allocation, B Share, M&E 1.40%
	Period Ending June 30, 2025 [C]	Year Ending Dec. 31, 2024	Year Ending Dec. 31, 2023	Year Ending Dec. 31, 2022	Year Ending Dec. 31, 2021	Year Ending Dec. 31, 2020
Accumulation unit value at beginning of year	$14.37	$13.47	$12.62	$14.77	$14.55	$14.11
Net Investment Income [A]	0.89	2.02	1.60	0.79	0.44	0.72
Net realized and unrealized (losses) on securities	(0.32)	(1.12)	(0.75)	(2.94)	(0.22)	(0.28)
Net increase (decrease) in accumulation unit value	0.57	0.90	0.85	(2.15)	0.22	0.44
Accumulation unit value at end of year	$14.94	$14.37	$13.47	$12.62	$14.77	$14.55
Total return	3.97%	6.68%	6.74%	(14.56)%	1.51%	3.12%
Net assets, end of year (000’s)	$26,650	$26,993	$33,663	$37,114	$48,999	$51,068
Expenses to average net assets [B]	2.25%	2.18%	2.28%	1.97%	2.04%	2.07%
Net investment income to average net assets	0.87%	1.03%	1.13%	0.54%	2.71%	2.65%
Portfolio turnover rate	0.40%	2.40%	1.78%	1.91%	2.07%	6.51%

	Universal VIA Conservative Allocation, B Share, M&E 1.40%, Enhanced Death Benefit
	Period Ending June 30, 2025 [C]	Year Ending Dec. 31, 2024	Year Ending Dec. 31, 2023	Year Ending Dec. 31, 2022	Year Ending Dec. 31, 2021	Year Ending Dec. 31, 2020
Accumulation unit value at beginning of year	$13.81	$12.98	$12.18	$14.28	$14.10	$13.70
Net Investment Income [A]	0.89	2.02	1.60	0.79	0.44	0.72
Net realized and unrealized (losses) on securities	(0.35)	(1.19)	(0.80)	(2.89)	(0.26)	(0.32)
Net increase (decrease) in accumulation unit value	0.54	0.83	0.80	(2.10)	0.18	0.40
Accumulation unit value at end of year	$14.35	$13.81	$12.98	$12.18	$14.28	$14.10
Total return	3.91%	6.39%	6.57%	(14.71)%	1.28%	2.92%
Net assets, end of year (000’s)	$971	$1,693	$1,663	$1,923	$2,886	$3,574
Expenses to average net assets [B]	2.25%	2.18%	2.28%	1.97%	2.04%	2.07%
Net investment income to average net assets	0.87%	1.03%	1.13%	0.54%	2.71%	2.65%
Portfolio turnover rate	0.40%	2.40%	1.78%	1.91%	2.07%	6.51%

[A]	Calculated as the difference between the undistributed net income attributable to an accumulated unit at the beginning and end of year, divided by the number of units outstanding at the respective dates.
[B]	Does not include expenses of the underlying investments in which the Subaccount invests.
[C]	Unaudited

The Notes to Financial Statements are an integral part of this report

Fortune V Separate Account	15	Semi-Annual Report 2025

FINANCIAL HIGHLIGHTS

	Universal VIA Conservative Allocation, B Share, M&E 1.65%
	Period Ending June 30, 2025 [C]	Year Ending Dec. 31, 2024	Year Ending Dec. 31, 2023	Year Ending Dec. 31, 2022	Year Ending Dec. 31, 2021	Year Ending Dec. 31, 2020
Accumulation unit value at beginning of year	$14.10	$13.26	$12.45	$14.60	$14.42	$14.02
Net Investment Income [A]	0.89	2.02	1.60	0.79	0.44	0.72
Net realized and unrealized (losses) on securities	(0.35)	(1.18)	(0.79)	(2.94)	(0.26)	(0.32)
Net increase (decrease) in accumulation unit value	0.54	0.84	0.81	(2.15)	0.18	0.40
Accumulation unit value at end of year	$14.64	$14.10	$13.26	$12.45	$14.60	$14.42
Total return	3.83%	6.33%	6.51%	(14.73)%	1.25%	2.85%
Net assets, end of year (000’s)	$3,484	$3,506	$3,665	$4,578	$6,095	$6,474
Expenses to average net assets [B]	2.25%	2.18%	2.28%	1.97%	2.04%	2.07%
Net investment income to average net assets	0.87%	1.03%	1.13%	0.54%	2.71%	2.65%
Portfolio turnover rate	0.40%	2.40%	1.78%	1.91%	2.07%	6.51%

	Universal VIA Conservative Allocation, B Share, M&E 1.65%, Enhanced Death Benefit
	Period Ending June 30, 2025 [C]	Year Ending Dec. 31, 2024	Year Ending Dec. 31, 2023	Year Ending Dec. 31, 2022	Year Ending Dec. 31, 2021	Year Ending Dec. 31, 2020
Accumulation unit value at beginning of year	$13.15	$12.39	$11.65	$13.70	$13.56	$13.20
Net Investment Income [A]	0.89	2.02	1.60	0.79	0.44	0.72
Net realized and unrealized (losses) on securities	(0.40)	(1.26)	(0.86)	(2.84)	(0.30)	(0.36)
Net increase (decrease) in accumulation unit value	0.49	0.76	0.74	(2.05)	0.14	0.36
Accumulation unit value at end of year	$13.64	$13.15	$12.39	$11.65	$13.70	$13.56
Total return	3.73%	6.13%	6.35%	(14.96)%	1.03%	2.73%
Net assets, end of year (000’s)	$433	$418	$454	$666	$839	$846
Expenses to average net assets [B]	2.25%	2.18%	2.28%	1.97%	2.04%	2.07%
Net investment income to average net assets	0.87%	1.03%	1.13%	0.54%	2.71%	2.65%
Portfolio turnover rate	0.40%	2.40%	1.78%	1.91%	2.07%	6.51%

[A]	Calculated as the difference between the undistributed net income attributable to an accumulated unit at the beginning and end of year, divided by the number of units outstanding at the respective dates.
[B]	Does not include expenses of the underlying investments in which the Subaccount invests.
[C]	Unaudited

The Notes to Financial Statements are an integral part of this report

Fortune V Separate Account	16	Semi-Annual Report 2025

FINANCIAL HIGHLIGHTS

	Universal VIA Conservative Allocation, C Share, M&E 1.95%
	Period Ending June 30, 2025 [C]	Year Ending Dec. 31, 2024	Year Ending Dec. 31, 2023	Year Ending Dec. 31, 2022	Year Ending Dec. 31, 2021	Year Ending Dec. 31, 2020
Accumulation unit value at beginning of year	$12.89	$12.16	$11.45	$13.47	$13.35	$13.01
Net Investment Income [A]	0.89	2.02	1.60	0.79	0.44	0.72
Net realized and unrealized (losses) on securities	(0.41)	(1.29)	(0.89)	(2.81)	(0.32)	(0.38)
Net increase (decrease) in accumulation unit value	0.48	0.73	0.71	(2.02)	0.12	0.34
Accumulation unit value at end of year	$13.37	$12.89	$12.16	$11.45	$13.47	$13.35
Total return	3.72%	6.00%	6.20%	(15.00)%	0.90%	2.61%
Net assets, end of year (000’s)	$1,540	$1,540	$1,404	$1,577	$2,353	$2,589
Expenses to average net assets [B]	2.25%	2.18%	2.28%	1.97%	2.04%	2.07%
Net investment income to average net assets	0.87%	1.03%	1.13%	0.54%	2.71%	2.65%
Portfolio turnover rate	0.40%	2.40%	1.78%	1.91%	2.07%	6.51%

	Universal VIA Conservative Allocation, C Share, M&E 1.95%, Enhanced Death Benefit
	Period Ending June 30, 2025 [C]	Year Ending Dec. 31, 2024	Year Ending Dec. 31, 2023	Year Ending Dec. 31, 2022	Year Ending Dec. 31, 2021	Year Ending Dec. 31, 2020
Accumulation unit value at beginning of year	$12.39	$11.71	$11.05	$13.03	$12.93	$12.63
Net Investment Income [A]	0.89	2.02	1.60	0.79	0.44	0.72
Net realized and unrealized (losses) on securities	(0.44)	(1.34)	(0.94)	(2.77)	(0.34)	(0.42)
Net increase (decrease) in accumulation unit value	0.45	0.68	0.66	(1.98)	0.10	0.30
Accumulation unit value at end of year	$12.84	$12.39	$11.71	$11.05	$13.03	$12.93
Total return	3.63%	5.81%	5.97%	(15.20)%	0.77%	2.38%
Net assets, end of year (000’s)	$1,027	$994	$947	$901	$1,132	$1,137
Expenses to average net assets [B]	2.25%	2.18%	2.28%	1.97%	2.04%	2.07%
Net investment income to average net assets	0.87%	1.03%	1.13%	0.54%	2.71%	2.65%
Portfolio turnover rate	0.40%	2.40%	1.78%	1.91%	2.07%	6.51%

[A]	Calculated as the difference between the undistributed net income attributable to an accumulated unit at the beginning and end of year, divided by the number of units outstanding at the respective dates.
[B]	Does not include expenses of the underlying investments in which the Subaccount invests.
[C]	Unaudited

The Notes to Financial Statements are an integral part of this report

Fortune V Separate Account	17	Semi-Annual Report 2025

FINANCIAL HIGHLIGHTS

	Universal VIA Conservative Allocation, L Share, M&E 1.50%
	Period Ending June 30, 2025 [C]	Year Ending Dec. 31, 2024	Year Ending Dec. 31, 2023	Year Ending Dec. 31, 2022	Year Ending Dec. 31, 2021	Year Ending Dec. 31, 2020
Accumulation unit value at beginning of year	$14.09	$13.22	$12.40	$14.52	$14.32	$13.90
Net Investment Income [A]	0.89	2.02	1.60	0.79	0.44	0.72
Net realized and unrealized (losses) on securities	(0.34)	(1.15)	(0.78)	(2.91)	(0.24)	(0.30)
Net increase (decrease) in accumulation unit value	0.55	0.87	0.82	(2.12)	0.20	0.42
Accumulation unit value at end of year	$14.64	$14.09	$13.22	$12.40	$14.52	$14.32
Total return	3.90%	6.58%	6.61%	(14.60)%	1.40%	3.02%
Net assets, end of year (000’s)	$2,611	$2,607	$2,700	$3,760	$4,866	$5,184
Expenses to average net assets [B]	2.25%	2.18%	2.28%	1.97%	2.04%	2.07%
Net investment income to average net assets	0.87%	1.03%	1.13%	0.54%	2.71%	2.65%
Portfolio turnover rate	0.40%	2.40%	1.78%	1.91%	2.07%	6.51%

	Universal VIA Conservative Allocation, L Share, M&E 1.50%, Enhanced Death Benefit
	Period Ending June 30, 2025 [C]	Year Ending Dec. 31, 2024	Year Ending Dec. 31, 2023	Year Ending Dec. 31, 2022	Year Ending Dec. 31, 2021	Year Ending Dec. 31, 2020
Accumulation unit value at beginning of year	$13.54	$12.74	$11.97	$14.05	$13.88	$13.50
Net Investment Income [A]	0.89	2.02	1.60	0.79	0.44	0.72
Net realized and unrealized (losses) on securities	(0.37)	(1.22)	(0.83)	(2.87)	(0.27)	(0.34)
Net increase (decrease) in accumulation unit value	0.52	0.80	0.77	(2.08)	0.17	0.38
Accumulation unit value at end of year	$14.06	$13.54	$12.74	$11.97	$14.05	$13.88
Total return	3.84%	6.28%	6.43%	(14.80)%	1.22%	2.81%
Net assets, end of year (000’s)	$513	$520	$569	$655	$874	$952
Expenses to average net assets [B]	2.25%	2.18%	2.28%	1.97%	2.04%	2.07%
Net investment income to average net assets	0.87%	1.03%	1.13%	0.54%	2.71%	2.65%
Portfolio turnover rate	0.40%	2.40%	1.78%	1.91%	2.07%	6.51%

[A]	Calculated as the difference between the undistributed net income attributable to an accumulated unit at the beginning and end of year, divided by the number of units outstanding at the respective dates.
[B]	Does not include expenses of the underlying investments in which the Subaccount invests.
[C]	Unaudited

The Notes to Financial Statements are an integral part of this report

Fortune V Separate Account	18	Semi-Annual Report 2025

FINANCIAL HIGHLIGHTS

	Universal VIA Conservative Allocation, L Share, M&E 1.75%
	Period Ending June 30, 2025 [C]	Year Ending Dec. 31, 2024	Year Ending Dec. 31, 2023	Year Ending Dec. 31, 2022	Year Ending Dec. 31, 2021	Year Ending Dec. 31, 2020
Accumulation unit value at beginning of year	$13.41	$12.62	$11.86	$13.93	$13.77	$13.40
Net Investment Income [A]	0.89	2.02	1.60	0.79	0.44	0.72
Net realized and unrealized (losses) on securities	(0.38)	(1.23)	(0.84)	(2.86)	(0.28)	(0.35)
Net increase (decrease) in accumulation unit value	0.51	0.79	0.76	(2.07)	0.16	0.37
Accumulation unit value at end of year	$13.92	$13.41	$12.62	$11.86	$13.93	$13.77
Total return	3.80%	6.26%	6.41%	(14.86)%	1.16%	2.76%
Net assets, end of year (000’s)	$7,314	$7,821	$8,124	$8,888	$12,254	$14,516
Expenses to average net assets [B]	2.25%	2.18%	2.28%	1.97%	2.04%	2.07%
Net investment income to average net assets	0.87%	1.03%	1.13%	0.54%	2.71%	2.65%
Portfolio turnover rate	0.40%	2.40%	1.78%	1.91%	2.07%	6.51%

	Universal VIA Conservative Allocation, L Share, M&E 1.75%, Enhanced Death Benefit
	Period Ending June 30, 2025 [C]	Year Ending Dec. 31, 2024	Year Ending Dec. 31, 2023	Year Ending Dec. 31, 2022	Year Ending Dec. 31, 2021	Year Ending Dec. 31, 2020
Accumulation unit value at beginning of year	$12.89	$12.16	$11.45	$13.47	$13.35	$13.01
Net Investment Income [A]	0.89	2.02	1.60	0.79	0.44	0.72
Net realized and unrealized (losses) on securities	(0.41)	(1.29)	(0.89)	(2.81)	(0.32)	(0.38)
Net increase (decrease) in accumulation unit value	0.48	0.73	0.71	(2.02)	0.12	0.34
Accumulation unit value at end of year	$13.37	$12.89	$12.16	$11.45	$13.47	$13.35
Total return	3.72%	6.00%	6.20%	(15.00)%	0.90%	2.61%
Net assets, end of year (000’s)	$1,394	$1,457	$1,543	$1,740	$2,196	$2,797
Expenses to average net assets [B]	2.25%	2.18%	2.28%	1.97%	2.04%	2.07%
Net investment income to average net assets	0.87%	1.03%	1.13%	0.54%	2.71%	2.65%
Portfolio turnover rate	0.40%	2.40%	1.78%	1.91%	2.07%	6.51%

[A]	Calculated as the difference between the undistributed net income attributable to an accumulated unit at the beginning and end of year, divided by the number of units outstanding at the respective dates.
[B]	Does not include expenses of the underlying investments in which the Subaccount invests.
[C]	Unaudited

The Notes to Financial Statements are an integral part of this report

Fortune V Separate Account	19	Semi-Annual Report 2025

FINANCIAL HIGHLIGHTS

	Universal VIA Moderate Allocation, B Share, M&E 1.40%
	Period Ending June 30, 2025 [C]	Year Ending Dec. 31, 2024	Year Ending Dec. 31, 2023	Year Ending Dec. 31, 2022	Year Ending Dec. 31, 2021	Year Ending Dec. 31, 2020
Accumulation unit value at beginning of year	$16.18	$14.84	$13.79	$16.46	$15.87	$14.94
Net Investment Income [A]	0.65	1.28	1.04	0.40	0.22	0.56
Net realized and unrealized gains (losses) on securities	0.23	0.06	0.01	(3.07)	0.37	0.37
Net increase (decrease) in accumulation unit value	0.88	1.34	1.05	(2.67)	0.59	0.93
Accumulation unit value at end of year	$17.06	$16.18	$14.84	$13.79	$16.46	$15.87
Total return	5.44%	9.03%	7.61%	(16.22)%	3.72%	6.22%
Net assets, end of year (000’s)	$115,710	$117,934	$132,694	$137,842	$178,311	$181,575
Expenses to average net assets [B]	1.94%	1.99%	1.95%	1.96%	1.99%	2.01%
Net investment income to average net assets	0.58%	0.71%	1.24%	0.39%	4.42%	2.82%
Portfolio turnover rate	0.45%	0.88%	0.95%	2.88%	1.95%	2.68%

	Universal VIA Moderate Allocation, B Share, M&E 1.40%, Enhanced Death Benefit
	Period Ending June 30, 2025 [C]	Year Ending Dec. 31, 2024	Year Ending Dec. 31, 2023	Year Ending Dec. 31, 2022	Year Ending Dec. 31, 2021	Year Ending Dec. 31, 2020
Accumulation unit value at beginning of year	$15.56	$14.30	$13.31	$15.92	$15.38	$14.51
Net Investment Income [A]	0.65	1.28	1.04	0.40	0.22	0.56
Net realized and unrealized gains (losses) on securities	0.17	(0.02)	(0.05)	(3.01)	0.32	0.31
Net increase (decrease) in accumulation unit value	0.82	1.26	0.99	(2.61)	0.54	0.87
Accumulation unit value at end of year	$16.38	$15.56	$14.30	$13.31	$15.92	$15.38
Total return	5.27%	8.81%	7.44%	(16.39)%	3.51%	6.00%
Net assets, end of year (000’s)	$12,490	$13,777	$16,059	$17,623	$21,942	$22,480
Expenses to average net assets [B]	1.94%	1.99%	1.95%	1.96%	1.99%	2.01%
Net investment income to average net assets	0.58%	0.71%	1.24%	0.39%	4.42%	2.82%
Portfolio turnover rate	0.45%	0.88%	0.95%	2.88%	1.95%	2.68%

[A]	Calculated as the difference between the undistributed net income attributable to an accumulated unit at the beginning and end of year, divided by the number of units outstanding at the respective dates.
[B]	Does not include expenses of the underlying investments in which the Subaccount invests.
[C]	Unaudited

The Notes to Financial Statements are an integral part of this report

Fortune V Separate Account	20	Semi-Annual Report 2025

FINANCIAL HIGHLIGHTS

	Universal VIA Moderate Allocation, B Share, M&E 1.65%
	Period Ending June 30, 2025 [C]	Year Ending Dec. 31, 2024	Year Ending Dec. 31, 2023	Year Ending Dec. 31, 2022	Year Ending Dec. 31, 2021	Year Ending Dec. 31, 2020
Accumulation unit value at beginning of year	$15.88	$14.60	$13.60	$16.28	$15.73	$14.85
Net Investment Income [A]	0.65	1.28	1.04	0.40	0.22	0.56
Net realized and unrealized gains (losses) on securities	0.19	(0.00)	(0.04)	(3.08)	0.33	0.32
Net increase (decrease) in accumulation unit value	0.84	1.28	1.00	(2.68)	0.55	0.88
Accumulation unit value at end of year	$16.72	$15.88	$14.60	$13.60	$16.28	$15.73
Total return	5.29%	8.77%	7.35%	(16.46)%	3.50%	5.93%
Net assets, end of year (000’s)	$13,527	$13,730	$13,774	$15,167	$19,776	$20,391
Expenses to average net assets [B]	1.94%	1.99%	1.95%	1.96%	1.99%	2.01%
Net investment income to average net assets	0.58%	0.71%	1.24%	0.39%	4.42%	2.82%
Portfolio turnover rate	0.45%	0.88%	0.95%	2.88%	1.95%	2.68%

	Universal VIA Moderate Allocation, B Share, M&E 1.65%, Enhanced Death Benefit
	Period Ending June 30, 2025 [C]	Year Ending Dec. 31, 2024	Year Ending Dec. 31, 2023	Year Ending Dec. 31, 2022	Year Ending Dec. 31, 2021	Year Ending Dec. 31, 2020
Accumulation unit value at beginning of year	$15.33	$14.12	$13.17	$15.80	$15.30	$14.48
Net Investment Income [A]	0.65	1.28	1.04	0.40	0.22	0.56
Net realized and unrealized gains (losses) on securities	0.14	(0.07)	(0.09)	(3.03)	0.28	0.26
Net increase (decrease) in accumulation unit value	0.79	1.21	0.95	(2.63)	0.50	0.82
Accumulation unit value at end of year	$16.12	$15.33	$14.12	$13.17	$15.80	$15.30
Total return	5.15%	8.57%	7.21%	(16.65)%	3.27%	5.66%
Net assets, end of year (000’s)	$1,996	$2,040	$2,192	$3,171	$4,673	$4,807
Expenses to average net assets [B]	1.94%	1.99%	1.95%	1.96%	1.99%	2.01%
Net investment income to average net assets	0.58%	0.71%	1.24%	0.39%	4.42%	2.82%
Portfolio turnover rate	0.45%	0.88%	0.95%	2.88%	1.95%	2.68%

[A]	Calculated as the difference between the undistributed net income attributable to an accumulated unit at the beginning and end of year, divided by the number of units outstanding at the respective dates.
[B]	Does not include expenses of the underlying investments in which the Subaccount invests.
[C]	Unaudited

The Notes to Financial Statements are an integral part of this report

Fortune V Separate Account	21	Semi-Annual Report 2025

FINANCIAL HIGHLIGHTS

	Universal VIA Moderate Allocation, C Share, M&E 1.95%
	Period Ending June 30, 2025 [C]	Year Ending Dec. 31, 2024	Year Ending Dec. 31, 2023	Year Ending Dec. 31, 2022	Year Ending Dec. 31, 2021	Year Ending Dec. 31, 2020
Accumulation unit value at beginning of year	$14.52	$13.39	$12.51	$15.02	$14.56	$13.78
Net Investment Income [A]	0.65	1.28	1.04	0.40	0.22	0.56
Net realized and unrealized gains (losses) on securities	0.10	(0.15)	(0.16)	(2.91)	0.24	0.22
Net increase (decrease) in accumulation unit value	0.75	1.13	0.88	(2.51)	0.46	0.78
Accumulation unit value at end of year	$15.27	$14.52	$13.39	$12.51	$15.02	$14.56
Total return	5.17%	8.44%	7.03%	(16.71)%	3.16%	5.66%
Net assets, end of year (000’s)	$3,751	$3,823	$3,872	$6,309	$5,238	$4,917
Expenses to average net assets [B]	1.94%	1.99%	1.95%	1.96%	1.99%	2.01%
Net investment income to average net assets	0.58%	0.71%	1.24%	0.39%	4.42%	2.82%
Portfolio turnover rate	0.45%	0.88%	0.95%	2.88%	1.95%	2.68%

	Universal VIA Moderate Allocation, C Share, M&E 1.95%, Enhanced Death Benefit
	Period Ending June 30, 2025 [C]	Year Ending Dec. 31, 2024	Year Ending Dec. 31, 2023	Year Ending Dec. 31, 2022	Year Ending Dec. 31, 2021	Year Ending Dec. 31, 2020
Accumulation unit value at beginning of year	$13.96	$12.90	$12.07	$14.53	$14.11	$13.38
Net Investment Income [A]	0.65	1.28	1.04	0.40	0.22	0.56
Net realized and unrealized gains (losses) on securities	0.05	(0.22)	(0.21)	(2.86)	0.20	0.17
Net increase (decrease) in accumulation unit value	0.70	1.06	0.83	(2.46)	0.42	0.73
Accumulation unit value at end of year	$14.66	$13.96	$12.90	$12.07	$14.53	$14.11
Total return	5.01%	8.22%	6.88%	(16.93)%	2.98%	5.46%
Net assets, end of year (000’s)	$709	$701	$649	$703	$835	$814
Expenses to average net assets [B]	1.94%	1.99%	1.95%	1.96%	1.99%	2.01%
Net investment income to average net assets	0.58%	0.71%	1.24%	0.39%	4.42%	2.82%
Portfolio turnover rate	0.45%	0.88%	0.95%	2.88%	1.95%	2.68%

[A]	Calculated as the difference between the undistributed net income attributable to an accumulated unit at the beginning and end of year, divided by the number of units outstanding at the respective dates.
[B]	Does not include expenses of the underlying investments in which the Subaccount invests.
[C]	Unaudited

The Notes to Financial Statements are an integral part of this report

Fortune V Separate Account	22	Semi-Annual Report 2025

FINANCIAL HIGHLIGHTS

	Universal VIA Moderate Allocation, L Share, M&E 1.50%
	Period Ending June 30, 2025 [C]	Year Ending Dec. 31, 2024	Year Ending Dec. 31, 2023	Year Ending Dec. 31, 2022	Year Ending Dec. 31, 2021	Year Ending Dec. 31, 2020
Accumulation unit value at beginning of year	$15.87	$14.57	$13.54	$16.19	$15.62	$14.73
Net Investment Income [A]	0.65	1.28	1.04	0.40	0.22	0.56
Net realized and unrealized gains (losses) on securities	0.20	0.02	(0.01)	(3.05)	0.35	0.33
Net increase (decrease) in accumulation unit value	0.85	1.30	1.03	(2.65)	0.57	0.89
Accumulation unit value at end of year	$16.72	$15.87	$14.57	$13.54	$16.19	$15.62
Total return	5.36%	8.92%	7.61%	(16.37)%	3.65%	6.04%
Net assets, end of year (000’s)	$11,731	$11,602	$12,134	$12,833	$16,941	$18,264
Expenses to average net assets [B]	1.94%	1.99%	1.95%	1.96%	1.99%	2.01%
Net investment income to average net assets	0.58%	0.71%	1.24%	0.39%	4.42%	2.82%
Portfolio turnover rate	0.45%	0.88%	0.95%	2.88%	1.95%	2.68%

	Universal VIA Moderate Allocation, L Share, M&E 1.50%, Enhanced Death Benefit
	Period Ending June 30, 2025 [C]	Year Ending Dec. 31, 2024	Year Ending Dec. 31, 2023	Year Ending Dec. 31, 2022	Year Ending Dec. 31, 2021	Year Ending Dec. 31, 2020
Accumulation unit value at beginning of year	$15.25	$14.03	$13.07	$15.66	$15.14	$14.30
Net Investment Income [A]	0.65	1.28	1.04	0.40	0.22	0.56
Net realized and unrealized gains (losses) on securities	0.16	(0.06)	(0.08)	(2.99)	0.30	0.28
Net increase (decrease) in accumulation unit value	0.81	1.22	0.96	(2.59)	0.52	0.84
Accumulation unit value at end of year	$16.06	$15.25	$14.03	$13.07	$15.66	$15.14
Total return	5.31%	8.70%	7.35%	(16.54)%	3.43%	5.87%
Net assets, end of year (000’s)	$1,967	$1,914	$2,056	$2,540	$3,210	$3,173
Expenses to average net assets [B]	1.94%	1.99%	1.95%	1.96%	1.99%	2.01%
Net investment income to average net assets	0.58%	0.71%	1.24%	0.39%	4.42%	2.82%
Portfolio turnover rate	0.45%	0.88%	0.95%	2.88%	1.95%	2.68%

[A]	Calculated as the difference between the undistributed net income attributable to an accumulated unit at the beginning and end of year, divided by the number of units outstanding at the respective dates.
[B]	Does not include expenses of the underlying investments in which the Subaccount invests.
[C]	Unaudited

The Notes to Financial Statements are an integral part of this report

Fortune V Separate Account	23	Semi-Annual Report 2025

FINANCIAL HIGHLIGHTS

	Universal VIA Moderate Allocation, L Share, M&E 1.75%
	Period Ending June 30, 2025 [C]	Year Ending Dec. 31, 2024	Year Ending Dec. 31, 2023	Year Ending Dec. 31, 2022	Year Ending Dec. 31, 2021	Year Ending Dec. 31, 2020
Accumulation unit value at beginning of year	$15.10	$13.90	$12.96	$15.53	$15.02	$14.20
Net Investment Income [A]	0.65	1.28	1.04	0.40	0.22	0.56
Net realized and unrealized gains (losses) on securities	0.14	(0.08)	(0.10)	(2.97)	0.29	0.26
Net increase (decrease) in accumulation unit value	0.79	1.20	0.94	(2.57)	0.51	0.82
Accumulation unit value at end of year	$15.89	$15.10	$13.90	$12.96	$15.53	$15.02
Total return	5.23%	8.63%	7.25%	(16.55)%	3.40%	5.77%
Net assets, end of year (000’s)	$25,746	$26,258	$28,637	$34,487	$47,475	$49,916
Expenses to average net assets [B]	1.94%	1.99%	1.95%	1.96%	1.99%	2.01%
Net investment income to average net assets	0.58%	0.71%	1.24%	0.39%	4.42%	2.82%
Portfolio turnover rate	0.45%	0.88%	0.95%	2.88%	1.95%	2.68%

	Universal VIA Moderate Allocation, L Share, M&E 1.75%, Enhanced Death Benefit
	Period Ending June 30, 2025 [C]	Year Ending Dec. 31, 2024	Year Ending Dec. 31, 2023	Year Ending Dec. 31, 2022	Year Ending Dec. 31, 2021	Year Ending Dec. 31, 2020
Accumulation unit value at beginning of year	$14.52	$13.39	$12.51	$15.02	$14.56	$13.78
Net Investment Income [A]	0.65	1.28	1.04	0.40	0.22	0.56
Net realized and unrealized gains (losses) on securities	0.10	(0.15)	(0.16)	(2.91)	0.24	0.22
Net increase (decrease) in accumulation unit value	0.75	1.13	0.88	(2.51)	0.46	0.78
Accumulation unit value at end of year	$15.27	$14.52	$13.39	$12.51	$15.02	$14.56
Total return	5.17%	8.44%	7.03%	(16.71)%	3.16%	5.66%
Net assets, end of year (000’s)	$5,636	$5,630	$5,562	$5,662	$7,655	$8,096
Expenses to average net assets [B]	1.94%	1.99%	1.95%	1.96%	1.99%	2.01%
Net investment income to average net assets	0.58%	0.71%	1.24%	0.39%	4.42%	2.82%
Portfolio turnover rate	0.45%	0.88%	0.95%	2.88%	1.95%	2.68%

[A]	Calculated as the difference between the undistributed net income attributable to an accumulated unit at the beginning and end of year, divided by the number of units outstanding at the respective dates.
[B]	Does not include expenses of the underlying investments in which the Subaccount invests.
[C]	Unaudited

The Notes to Financial Statements are an integral part of this report

Fortune V Separate Account	24	Semi-Annual Report 2025

FINANCIAL HIGHLIGHTS

	Universal VIA Growth Allocation, B Share, M&E 1.40%
	Period Ending June 30, 2025 [C]	Year Ending Dec. 31, 2024	Year Ending Dec. 31, 2023	Year Ending Dec. 31, 2022	Year Ending Dec. 31, 2021	Year Ending Dec. 31, 2020
Accumulation unit value at beginning of year	$21.12	$18.14	$15.99	$20.51	$18.19	$15.42
Net Investment Income (Loss) [A]	(0.18)	0.28	(0.01)	(0.16)	(0.17)	0.01
Net realized and unrealized gains (losses) on securities	2.28	2.70	2.16	(4.36)	2.49	2.76
Net increase (decrease) in accumulation unit value	2.10	2.98	2.15	(4.52)	2.32	2.77
Accumulation unit value at end of year	$23.22	$21.12	$18.14	$15.99	$20.51	$18.19
Total return	9.94%	16.43%	13.45%	(22.04)%	12.75%	17.96%
Net assets, end of year (000’s)	$18,828	$17,095	$16,157	$13,775	$16,608	$13,639
Expenses to average net assets [B]	2.18%	2.31%	2.27%	2.12%	2.21%	2.28%
Net investment income (loss) to average net assets	(1.65)%	(1.22)%	(0.14)%	(0.74)%	10.55%	3.26%
Portfolio turnover rate	2.22%	2.51%	6.37%	4.35%	7.28%	7.66%

	Universal VIA Growth Allocation, B Share, M&E 1.40% Enhanced Death Benefit
	Period Ending June 30, 2025 [C]	Year Ending Dec. 31, 2024	Year Ending Dec. 31, 2023	Year Ending Dec. 31, 2022	Year Ending Dec. 31, 2021	Year Ending Dec. 31, 2020
Accumulation unit value at beginning of year	$20.30	$17.47	$15.44	$19.84	$17.63	$14.97
Net Investment Income (Loss) [A]	(0.18)	0.28	(0.01)	(0.16)	(0.17)	0.01
Net realized and unrealized gains (losses) on securities	2.18	2.55	2.04	(4.24)	2.38	2.65
Net increase (decrease) in accumulation unit value	2.00	2.83	2.03	(4.40)	2.21	2.66
Accumulation unit value at end of year	$22.30	$20.30	$17.47	$15.44	$19.84	$17.63
Total return	9.85%	16.20%	13.15%	(22.18)%	12.54%	17.77%
Net assets, end of year (000’s)	$1,041	$942	$1,067	$1,192	$1,659	$1,617
Expenses to average net assets [B]	2.18%	2.31%	2.27%	2.12%	2.21%	2.28%
Net investment income (loss) to average net assets	(1.65)%	(1.22)%	(0.14)%	(0.74)%	10.55%	3.26%
Portfolio turnover rate	2.22%	2.51%	6.37%	4.35%	7.28%	7.66%

[A]	Calculated as the difference between the undistributed net income attributable to an accumulated unit at the beginning and end of year, divided by the number of units outstanding at the respective dates.
[B]	Does not include expenses of the underlying investments in which the Subaccount invests.
[C]	Unaudited

The Notes to Financial Statements are an integral part of this report

Fortune V Separate Account	25	Semi-Annual Report 2025

FINANCIAL HIGHLIGHTS

	Universal VIA Growth Allocation, B Share, M&E 1.65%
	Period Ending June 30, 2025 [C]	Year Ending Dec. 31, 2024	Year Ending Dec. 31, 2023	Year Ending Dec. 31, 2022	Year Ending Dec. 31, 2021	Year Ending Dec. 31, 2020
Accumulation unit value at beginning of year	$20.72	$17.85	$15.77	$20.28	$18.04	$15.32
Net Investment Income (Loss) [A]	(0.18)	0.28	(0.01)	(0.16)	(0.17)	0.01
Net realized and unrealized gains (losses) on securities	2.22	2.59	2.09	(4.35)	2.41	2.71
Net increase (decrease) in accumulation unit value	2.04	2.87	2.08	(4.51)	2.24	2.72
Accumulation unit value at end of year	$22.76	$20.72	$17.85	$15.77	$20.28	$18.04
Total return	9.85%	16.08%	13.19%	(22.24)%	12.42%	17.75%
Net assets, end of year (000’s)	$2,766	$2,536	$2,976	$3,168	$4,306	$4,059
Expenses to average net assets [B]	2.18%	2.31%	2.27%	2.12%	2.21%	2.28%
Net investment income (loss) to average net assets	(1.65)%	(1.22)%	(0.14)%	(0.74)%	10.55%	3.26%
Portfolio turnover rate	2.22%	2.51%	6.37%	4.35%	7.28%	7.66%

	Universal VIA Growth Allocation, B Share, M&E 1.65% Enhanced Death Benefit
	Period Ending June 30, 2025 [C]	Year Ending Dec. 31, 2024	Year Ending Dec. 31, 2023	Year Ending Dec. 31, 2022	Year Ending Dec. 31, 2021	Year Ending Dec. 31, 2020
Accumulation unit value at beginning of year	$20.00	$17.25	$15.28	$19.69	$17.54	$14.93
Net Investment Income (Loss) [A]	(0.18)	0.28	(0.01)	(0.16)	(0.17)	0.01
Net realized and unrealized gains (losses) on securities	2.12	2.47	1.98	(4.25)	2.32	2.60
Net increase (decrease) in accumulation unit value	1.94	2.75	1.97	(4.41)	2.15	2.61
Accumulation unit value at end of year	$21.94	$20.00	$17.25	$15.28	$19.69	$17.54
Total return	9.70%	15.94%	12.89%	(22.40)%	12.26%	17.48%
Net assets, end of year (000’s)	$1,609	$1,462	$1,409	$1,309	$1,773	$1,655
Expenses to average net assets [B]	2.18%	2.31%	2.27%	2.12%	2.21%	2.28%
Net investment income (loss) to average net assets	(1.65)%	(1.22)%	(0.14)%	(0.74)%	10.55%	3.26%
Portfolio turnover rate	2.22%	2.51%	6.37%	4.35%	7.28%	7.66%

[A]	Calculated as the difference between the undistributed net income attributable to an accumulated unit at the beginning and end of year, divided by the number of units outstanding at the respective dates.
[B]	Does not include expenses of the underlying investments in which the Subaccount invests.
[C]	Unaudited

The Notes to Financial Statements are an integral part of this report

Fortune V Separate Account	26	Semi-Annual Report 2025

FINANCIAL HIGHLIGHTS

	Universal VIA Growth Allocation, C Share, M&E 1.95%
	Period Ending June 30, 2025 [C]	Year Ending Dec. 31, 2024	Year Ending Dec. 31, 2023	Year Ending Dec. 31, 2022	Year Ending Dec. 31, 2021	Year Ending Dec. 31, 2020
Accumulation unit value at beginning of year	$18.95	$16.36	$14.51	$18.71	$16.69	$14.22
Net Investment Income (Loss) [A]	(0.18)	0.28	(0.01)	(0.16)	(0.17)	0.01
Net realized and unrealized gains (losses) on securities	2.01	2.31	1.86	(4.04)	2.19	2.46
Net increase (decrease) in accumulation unit value	1.83	2.59	1.85	(4.20)	2.02	2.47
Accumulation unit value at end of year	$20.78	$18.95	$16.36	$14.51	$18.71	$16.69
Total return	9.66%	15.83%	12.75%	(22.45)%	12.10%	17.37%
Net assets, end of year (000’s)	$1,062	$1,176	$6,560	$4,615	$5,858	$5,206
Expenses to average net assets [B]	2.18%	2.31%	2.27%	2.12%	2.21%	2.28%
Net investment income (loss) to average net assets	(1.65)%	(1.22)%	(0.14)%	(0.74)%	10.55%	3.26%
Portfolio turnover rate	2.22%	2.51%	6.37%	4.35%	7.28%	7.66%

	Universal VIA Growth Allocation, C Share, M&E 1.95% Enhanced Death Benefit
	Period Ending June 30, 2025 [C]	Year Ending Dec. 31, 2024	Year Ending Dec. 31, 2023	Year Ending Dec. 31, 2022	Year Ending Dec. 31, 2021	Year Ending Dec. 31, 2020
Accumulation unit value at beginning of year	$18.21	$15.76	$14.00	$18.10	$16.17	$13.81
Net Investment Income (Loss) [A]	(0.18)	0.28	(0.01)	(0.16)	(0.17)	0.01
Net realized and unrealized gains (losses) on securities	1.93	2.17	1.77	(3.94)	2.10	2.35
Net increase (decrease) in accumulation unit value	1.75	2.45	1.76	(4.10)	1.93	2.36
Accumulation unit value at end of year	$19.96	$18.21	$15.76	$14.00	$18.10	$16.17
Total return	9.61%	15.55%	12.57%	(22.65)%	11.94%	17.09%
Net assets, end of year (000’s)	$15	$14	$22	$38	$49	$44
Expenses to average net assets [B]	2.18%	2.31%	2.27%	2.12%	2.21%	2.28%
Net investment income (loss) to average net assets	(1.65)%	(1.22)%	(0.14)%	(0.74)%	10.55%	3.26%
Portfolio turnover rate	2.22%	2.51%	6.37%	4.35%	7.28%	7.66%

[A]	Calculated as the difference between the undistributed net income attributable to an accumulated unit at the beginning and end of year, divided by the number of units outstanding at the respective dates.
[B]	Does not include expenses of the underlying investments in which the Subaccount invests.
[C]	Unaudited

The Notes to Financial Statements are an integral part of this report

Fortune V Separate Account	27	Semi-Annual Report 2025

FINANCIAL HIGHLIGHTS

	Universal VIA Growth Allocation, L Share, M&E 1.50%
	Period Ending June 30, 2025 [C]	Year Ending Dec. 31, 2024	Year Ending Dec. 31, 2023	Year Ending Dec. 31, 2022	Year Ending Dec. 31, 2021	Year Ending Dec. 31, 2020
Accumulation unit value at beginning of year	$20.70	$17.80	$15.71	$20.17	$17.91	$15.19
Net Investment Income (Loss) [A]	(0.18)	0.28	(0.01)	(0.16)	(0.17)	0.01
Net realized and unrealized gains (losses) on securities	2.24	2.62	2.10	(4.30)	2.43	2.71
Net increase (decrease) in accumulation unit value	2.06	2.90	2.09	(4.46)	2.26	2.72
Accumulation unit value at end of year	$22.76	$20.70	$17.80	$15.71	$20.17	$17.91
Total return	9.95%	16.29%	13.30%	(22.11)%	12.62%	17.91%
Net assets, end of year (000’s)	$376	$371	$675	$571	$751	$777
Expenses to average net assets [B]	2.18%	2.31%	2.27%	2.12%	2.21%	2.28%
Net investment income (loss) to average net assets	(1.65)%	(1.22)%	(0.14)%	(0.74)%	10.55%	3.26%
Portfolio turnover rate	2.22%	2.51%	6.37%	4.35%	7.28%	7.66%

	Universal VIA Growth Allocation, L Share, M&E 1.50% Enhanced Death Benefit
	Period Ending June 30, 2025 [C]	Year Ending Dec. 31, 2024	Year Ending Dec. 31, 2023	Year Ending Dec. 31, 2022	Year Ending Dec. 31, 2021	Year Ending Dec. 31, 2020
Accumulation unit value at beginning of year	$19.90	$17.15	$15.16	$19.51	$17.36	$14.75
Net Investment Income (Loss) [A]	(0.18)	0.28	(0.01)	(0.16)	(0.17)	0.01
Net realized and unrealized gains (losses) on securities	2.14	2.47	2.00	(4.19)	2.32	2.60
Net increase (decrease) in accumulation unit value	1.96	2.75	1.99	(4.35)	2.15	2.61
Accumulation unit value at end of year	$21.86	$19.90	$17.15	$15.16	$19.51	$17.36
Total return	9.85%	16.03%	13.13%	(22.30)%	12.38%	17.69%
Net assets, end of year (000’s)	$73	$75	$65	$58	$74	$124
Expenses to average net assets [B]	2.18%	2.31%	2.27%	2.12%	2.21%	2.28%
Net investment income (loss) to average net assets	(1.65)%	(1.22)%	(0.14)%	(0.74)%	10.55%	3.26%
Portfolio turnover rate	2.22%	2.51%	6.37%	4.35%	7.28%	7.66%

[A]	Calculated as the difference between the undistributed net income attributable to an accumulated unit at the beginning and end of year, divided by the number of units outstanding at the respective dates.
[B]	Does not include expenses of the underlying investments in which the Subaccount invests.
[C]	Unaudited

The Notes to Financial Statements are an integral part of this report

Fortune V Separate Account	28	Semi-Annual Report 2025

FINANCIAL HIGHLIGHTS

	Universal VIA Growth Allocation, L Share, M&E 1.75%
	Period Ending June 30, 2025 [C]	Year Ending Dec. 31, 2024	Year Ending Dec. 31, 2023	Year Ending Dec. 31, 2022	Year Ending Dec. 31, 2021	Year Ending Dec. 31, 2020
Accumulation unit value at beginning of year	$19.71	$16.99	$15.03	$19.35	$17.22	$14.65
Net Investment Income (Loss) [A]	(0.18)	0.28	(0.01)	(0.16)	(0.17)	0.01
Net realized and unrealized gains (losses) on securities	2.11	2.44	1.97	(4.16)	2.30	2.56
Net increase (decrease) in accumulation unit value	1.93	2.72	1.96	(4.32)	2.13	2.57
Accumulation unit value at end of year	$21.64	$19.71	$16.99	$15.03	$19.35	$17.22
Total return	9.79%	16.01%	13.04%	(22.33)%	12.37%	17.54%
Net assets, end of year (000’s)	$11,386	$10,547	$9,411	$8,633	$11,191	$10,214
Expenses to average net assets [B]	2.18%	2.31%	2.27%	2.12%	2.21%	2.28%
Net investment income (loss) to average net assets	(1.65)%	(1.22)%	(0.14)%	(0.74)%	10.55%	3.26%
Portfolio turnover rate	2.22%	2.51%	6.37%	4.35%	7.28%	7.66%

	Universal VIA Growth Allocation, L Share, M&E 1.75% Enhanced Benefits
	Period Ending June 30, 2025 [C]	Year Ending Dec. 31, 2024	Year Ending Dec. 31, 2023	Year Ending Dec. 31, 2022	Year Ending Dec. 31, 2021	Year Ending Dec. 31, 2020
Accumulation unit value at beginning of year	$18.95	$16.36	$14.51	$18.71	$16.69	$14.22
Net Investment Income (Loss) [A]	(0.18)	0.28	(0.01)	(0.16)	(0.17)	0.01
Net realized and unrealized gains (losses) on securities	2.01	2.31	1.86	(4.04)	2.19	2.46
Net increase (decrease) in accumulation unit value	1.83	2.59	1.85	(4.20)	2.02	2.47
Accumulation unit value at end of year	$20.78	$18.95	$16.36	$14.51	$18.71	$16.69
Total return	9.66%	15.83%	12.75%	(22.45)%	12.10%	17.37%
Net assets, end of year (000’s)	$1,244	$1,134	$1,079	$953	$1,227	$1,068
Expenses to average net assets [B]	2.18%	2.31%	2.27%	2.12%	2.21%	2.28%
Net investment income (loss) to average net assets	(1.65)%	(1.22)%	(0.14)%	(0.74)%	10.55%	3.26%
Portfolio turnover rate	2.22%	2.51%	6.37%	4.35%	7.28%	7.66%

[A]	Calculated as the difference between the undistributed net income attributable to an accumulated unit at the beginning and end of year, divided by the number of units outstanding at the respective dates.
[B]	Does not include expenses of the underlying investments in which the Subaccount invests.
[C]	Unaudited

The Notes to Financial Statements are an integral part of this report

Fortune V Separate Account	29	Semi-Annual Report 2025

FINANCIAL HIGHLIGHTS

	Universal VIA Moderate Growth Allocation, B Share, M&E 1.40%
	Period Ending June 30, 2025 [C]	Year Ending Dec. 31, 2024	Year Ending Dec. 31, 2023	Year Ending Dec. 31, 2022	Year Ending Dec. 31, 2021	Year Ending Dec. 31, 2020
Accumulation unit value at beginning of year	$19.02	$16.96	$15.29	$19.18	$17.64	$15.25
Net Investment Income (Loss) [A]	0.35	0.86	0.53	0.19	(0.03)	0.37
Net realized and unrealized gains (losses) on securities	1.20	1.20	1.14	(4.08)	1.57	2.02
Net increase (decrease) in accumulation unit value	1.55	2.06	1.67	(3.89)	1.54	2.39
Accumulation unit value at end of year	$20.57	$19.02	$16.96	$15.29	$19.18	$17.64
Total return	8.15%	12.15%	10.92%	(20.28)%	8.73%	15.67%
Net assets, end of year (000’s)	$28,061	$27,497	$29,380	$28,262	$38,423	$34,410
Expenses to average net assets [B]	2.10%	2.18%	2.12%	2.02%	2.09%	2.13%
Net investment income (loss) to average net assets	(0.47)%	(0.13)%	0.53%	(0.19)%	8.16%	3.02%
Portfolio turnover rate	1.24%	3.39%	2.93%	4.43%	4.76%	5.67%

	Universal VIA Moderate Growth Allocation, B Share, M&E 1.40% Enhanced Death Benefit
	Period Ending June 30, 2025 [C]	Year Ending Dec. 31, 2024	Year Ending Dec. 31, 2023	Year Ending Dec. 31, 2022	Year Ending Dec. 31, 2021	Year Ending Dec. 31, 2020
Accumulation unit value at beginning of year	$18.28	$16.34	$14.76	$18.55	$17.10	$14.81
Net Investment Income (Loss) [A]	0.35	0.86	0.53	0.19	(0.03)	0.37
Net realized and unrealized gains (losses) on securities	1.12	1.08	1.05	(3.98)	1.48	1.92
Net increase (decrease) in accumulation unit value	1.47	1.94	1.58	(3.79)	1.45	2.29
Accumulation unit value at end of year	$19.75	$18.28	$16.34	$14.76	$18.55	$17.10
Total return	8.04%	11.87%	10.70%	(20.43)%	8.48%	15.46%
Net assets, end of year (000’s)	$3,600	$3,476	$5,385	$5,290	$6,369	$5,961
Expenses to average net assets [B]	2.10%	2.18%	2.12%	2.02%	2.09%	2.13%
Net investment income (loss) to average net assets	(0.47)%	(0.13)%	0.53%	(0.19)%	8.16%	3.02%
Portfolio turnover rate	1.24%	3.39%	2.93%	4.43%	4.76%	5.67%

[A]	Calculated as the difference between the undistributed net income attributable to an accumulated unit at the beginning and end of year, divided by the number of units outstanding at the respective dates.
[B]	Does not include expenses of the underlying investments in which the Subaccount invests.
[C]	Unaudited

The Notes to Financial Statements are an integral part of this report

Fortune V Separate Account	30	Semi-Annual Report 2025

FINANCIAL HIGHLIGHTS

	Universal VIA Moderate Growth Allocation, B Share, M&E 1.65%
	Period Ending June 30, 2025 [C]	Year Ending Dec. 31, 2024	Year Ending Dec. 31, 2023	Year Ending Dec. 31, 2022	Year Ending Dec. 31, 2021	Year Ending Dec. 31, 2020
Accumulation unit value at beginning of year	$18.66	$16.69	$15.09	$18.96	$17.49	$15.15
Net Investment Income (Loss) [A]	0.35	0.86	0.53	0.19	(0.03)	0.37
Net realized and unrealized gains (losses) on securities	1.15	1.11	1.07	(4.06)	1.50	1.97
Net increase (decrease) in accumulation unit value	1.50	1.97	1.60	(3.87)	1.47	2.34
Accumulation unit value at end of year	$20.16	$18.66	$16.69	$15.09	$18.96	$17.49
Total return	8.04%	11.80%	10.60%	(20.41)%	8.40%	15.45%
Net assets, end of year (000’s)	$8,022	$7,682	$8,511	$8,311	$10,326	$9,922
Expenses to average net assets [B]	2.10%	2.18%	2.12%	2.02%	2.09%	2.13%
Net investment income (loss) to average net assets	(0.47)%	(0.13)%	0.53%	(0.19)%	8.16%	3.02%
Portfolio turnover rate	1.24%	3.39%	2.93%	4.43%	4.76%	5.67%

	Universal VIA Moderate Growth Allocation, B Share, M&E 1.65% Enhanced Death Benefit
	Period Ending June 30, 2025 [C]	Year Ending Dec. 31, 2024	Year Ending Dec. 31, 2023	Year Ending Dec. 31, 2022	Year Ending Dec. 31, 2021	Year Ending Dec. 31, 2020
Accumulation unit value at beginning of year	$18.01	$16.13	$14.61	$18.41	$17.01	$14.77
Net Investment Income (Loss) [A]	0.35	0.86	0.53	0.19	(0.03)	0.37
Net realized and unrealized gains (losses) on securities	1.07	1.02	0.99	(3.99)	1.43	1.87
Net increase (decrease) in accumulation unit value	1.42	1.88	1.52	(3.80)	1.40	2.24
Accumulation unit value at end of year	$19.43	$18.01	$16.13	$14.61	$18.41	$17.01
Total return	7.88%	11.66%	10.40%	(20.64)%	8.23%	15.17%
Net assets, end of year (000’s)	$907	$918	$872	$882	$1,143	$1,207
Expenses to average net assets [B]	2.10%	2.18%	2.12%	2.02%	2.09%	2.13%
Net investment income (loss) to average net assets	(0.47)%	(0.13)%	0.53%	(0.19)%	8.16%	3.02%
Portfolio turnover rate	1.24%	3.39%	2.93%	4.43%	4.76%	5.67%

[A]	Calculated as the difference between the undistributed net income attributable to an accumulated unit at the beginning and end of year, divided by the number of units outstanding at the respective dates.
[B]	Does not include expenses of the underlying investments in which the Subaccount invests.
[C]	Unaudited

The Notes to Financial Statements are an integral part of this report

Fortune V Separate Account	31	Semi-Annual Report 2025

FINANCIAL HIGHLIGHTS

	Universal VIA Moderate Growth Allocation, C Share, M&E 1.95%
	Period Ending June 30, 2025 [C]	Year Ending Dec. 31, 2024	Year Ending Dec. 31, 2023	Year Ending Dec. 31, 2022	Year Ending Dec. 31, 2021	Year Ending Dec. 31, 2020
Accumulation unit value at beginning of year	$17.06	$15.30	$13.87	$17.49	$16.18	$14.06
Net Investment Income (Loss) [A]	0.35	0.86	0.53	0.19	(0.03)	0.37
Net realized and unrealized gains (losses) on securities	0.99	0.90	0.90	(3.81)	1.34	1.75
Net increase (decrease) in accumulation unit value	1.34	1.76	1.43	(3.62)	1.31	2.12
Accumulation unit value at end of year	$18.40	$17.06	$15.30	$13.87	$17.49	$16.18
Total return	7.85%	11.50%	10.31%	(20.70)%	8.10%	15.08%
Net assets, end of year (000’s)	$1,270	$1,829	$1,047	$1,137	$1,367	$1,247
Expenses to average net assets [B]	2.10%	2.18%	2.12%	2.02%	2.09%	2.13%
Net investment income (loss) to average net assets	(0.47)%	(0.13)%	0.53%	(0.19)%	8.16%	3.02%
Portfolio turnover rate	1.24%	3.39%	2.93%	4.43%	4.76%	5.67%

	Universal VIA Moderate Growth Allocation, C Share, M&E 1.95% Enhanced Death Benefit
	Period Ending June 30, 2025 [C]	Year Ending Dec. 31, 2024	Year Ending Dec. 31, 2023	Year Ending Dec. 31, 2022	Year Ending Dec. 31, 2021	Year Ending Dec. 31, 2020
Accumulation unit value at beginning of year	$16.40	$14.74	$13.39	$16.92	$15.68	$13.66
Net Investment Income (Loss) [A]	0.35	0.86	0.53	0.19	(0.03)	0.37
Net realized and unrealized gains (losses) on securities	0.93	0.80	0.82	(3.72)	1.27	1.65
Net increase (decrease) in accumulation unit value	1.28	1.66	1.35	(3.53)	1.24	2.02
Accumulation unit value at end of year	$17.68	$16.40	$14.74	$13.39	$16.92	$15.68
Total return	7.80%	11.26%	10.08%	(20.86)%	7.91%	14.79%
Net assets, end of year (000’s)	$56	$79	$82	$97	$582	$779
Expenses to average net assets [B]	2.10%	2.18%	2.12%	2.02%	2.09%	2.13%
Net investment income (loss) to average net assets	(0.47)%	(0.13)%	0.53%	(0.19)%	8.16%	3.02%
Portfolio turnover rate	1.24%	3.39%	2.93%	4.43%	4.76%	5.67%

[A]	Calculated as the difference between the undistributed net income attributable to an accumulated unit at the beginning and end of year, divided by the number of units outstanding at the respective dates.
[B]	Does not include expenses of the underlying investments in which the Subaccount invests.
[C]	Unaudited

The Notes to Financial Statements are an integral part of this report

Fortune V Separate Account	32	Semi-Annual Report 2025

FINANCIAL HIGHLIGHTS

	Universal VIA Moderate Growth Allocation, L Share, M&E 1.50%
	Period Ending June 30, 2025 [C]	Year Ending Dec. 31, 2024	Year Ending Dec. 31, 2023	Year Ending Dec. 31, 2022	Year Ending Dec. 31, 2021	Year Ending Dec. 31, 2020
Accumulation unit value at beginning of year	$18.64	$16.65	$15.03	$18.86	$17.37	$15.02
Net Investment Income (Loss) [A]	0.35	0.86	0.53	0.19	(0.03)	0.37
Net realized and unrealized gains (losses) on securities	1.17	1.13	1.09	(4.02)	1.52	1.98
Net increase (decrease) in accumulation unit value	1.52	1.99	1.62	(3.83)	1.49	2.35
Accumulation unit value at end of year	$20.16	$18.64	$16.65	$15.03	$18.86	$17.37
Total return	8.15%	11.95%	10.78%	(20.31)%	8.58%	15.65%
Net assets, end of year (000’s)	$2,128	$1,971	$1,772	$1,702	$2,201	$2,022
Expenses to average net assets [B]	2.10%	2.18%	2.12%	2.02%	2.09%	2.13%
Net investment income (loss) to average net assets	(0.47)%	(0.13)%	0.53%	(0.19)%	8.16%	3.02%
Portfolio turnover rate	1.24%	3.39%	2.93%	4.43%	4.76%	5.67%

	Universal VIA Moderate Growth Allocation, L Share, M&E 1.50% Enhanced Death Benefit
	Period Ending June 30, 2025 [C]	Year Ending Dec. 31, 2024	Year Ending Dec. 31, 2023	Year Ending Dec. 31, 2022	Year Ending Dec. 31, 2021	Year Ending Dec. 31, 2020
Accumulation unit value at beginning of year	$17.92	$16.03	$14.50	$18.24	$16.83	$14.59
Net Investment Income (Loss) [A]	0.35	0.86	0.53	0.19	(0.03)	0.37
Net realized and unrealized gains (losses) on securities	1.09	1.03	1.00	(3.93)	1.44	1.87
Net increase (decrease) in accumulation unit value	1.44	1.89	1.53	(3.74)	1.41	2.24
Accumulation unit value at end of year	$19.36	$17.92	$16.03	$14.50	$18.24	$16.83
Total return	8.04%	11.79%	10.55%	(20.50)%	8.38%	15.35%
Net assets, end of year (000’s)	$149	$138	$124	$168	$209	$245
Expenses to average net assets [B]	2.10%	2.18%	2.12%	2.02%	2.09%	2.13%
Net investment income (loss) to average net assets	(0.47)%	(0.13)%	0.53%	(0.19)%	8.16%	3.02%
Portfolio turnover rate	1.24%	3.39%	2.93%	4.43%	4.76%	5.67%

[A]	Calculated as the difference between the undistributed net income attributable to an accumulated unit at the beginning and end of year, divided by the number of units outstanding at the respective dates.
[B]	Does not include expenses of the underlying investments in which the Subaccount invests.
[C]	Unaudited

The Notes to Financial Statements are an integral part of this report

Fortune V Separate Account	33	Semi-Annual Report 2025

FINANCIAL HIGHLIGHTS

	Universal VIA Moderate Growth Allocation, L Share, M&E 1.75%
	Period Ending June 30, 2025 [C]	Year Ending Dec. 31, 2024	Year Ending Dec. 31, 2023	Year Ending Dec. 31, 2022	Year Ending Dec. 31, 2021	Year Ending Dec. 31, 2020
Accumulation unit value at beginning of year	$17.75	$15.88	$14.38	$18.09	$16.70	$14.48
Net Investment Income (Loss) [A]	0.35	0.86	0.53	0.19	(0.03)	0.37
Net realized and unrealized gains (losses) on securities	1.06	1.01	0.97	(3.90)	1.42	1.85
Net increase (decrease) in accumulation unit value	1.41	1.87	1.50	(3.71)	1.39	2.22
Accumulation unit value at end of year	$19.16	$17.75	$15.88	$14.38	$18.09	$16.70
Total return	7.94%	11.78%	10.43%	(20.51)%	8.32%	15.33%
Net assets, end of year (000’s)	$6,069	$5,939	$5,832	$6,092	$8,809	$8,824
Expenses to average net assets [B]	2.10%	2.18%	2.12%	2.02%	2.09%	2.13%
Net investment income (loss) to average net assets	(0.47)%	(0.13)%	0.53%	(0.19)%	8.16%	3.02%
Portfolio turnover rate	1.24%	3.39%	2.93%	4.43%	4.76%	5.67%

	Universal VIA Moderate Growth Allocation, L Share, M&E 1.75% Enhanced Death Benefit
	Period Ending June 30, 2025 [C]	Year Ending Dec. 31, 2024	Year Ending Dec. 31, 2023	Year Ending Dec. 31, 2022	Year Ending Dec. 31, 2021	Year Ending Dec. 31, 2020
Accumulation unit value at beginning of year	$17.06	$15.30	$13.87	$17.49	$16.18	$14.06
Net Investment Income (Loss) [A]	0.35	0.86	0.53	0.19	(0.03)	0.37
Net realized and unrealized gains (losses) on securities	0.99	0.90	0.90	(3.81)	1.34	1.75
Net increase (decrease) in accumulation unit value	1.34	1.76	1.43	(3.62)	1.31	2.12
Accumulation unit value at end of year	$18.40	$17.06	$15.30	$13.87	$17.49	$16.18
Total return	7.85%	11.50%	10.31%	(20.70)%	8.10%	15.08%
Net assets, end of year (000’s)	$1,773	$1,669	$1,688	$1,721	$2,348	$2,225
Expenses to average net assets [B]	2.10%	2.18%	2.12%	2.02%	2.09%	2.13%
Net investment income (loss) to average net assets	(0.47)%	(0.13)%	0.53%	(0.19)%	8.16%	3.02%
Portfolio turnover rate	1.24%	3.39%	2.93%	4.43%	4.76%	5.67%

[A]	Calculated as the difference between the undistributed net income attributable to an accumulated unit at the beginning and end of year, divided by the number of units outstanding at the respective dates.
[B]	Does not include expenses of the underlying investments in which the Subaccount invests.
[C]	Unaudited

The Notes to Financial Statements are an integral part of this report

Fortune V Separate Account	34	Semi-Annual Report 2025

FINANCIAL HIGHLIGHTS

	Universal VIA International Growth Allocation, B Share, M&E 1.40%
	Period Ending June 30, 2025 [C]	Year Ending Dec. 31, 2024	Year Ending Dec. 31, 2023	Year Ending Dec. 31, 2022	Year Ending Dec. 31, 2021	Year Ending Dec. 31, 2020
Accumulation unit value at beginning of year	$12.10	$11.90	$10.98	$13.82	$13.03	$11.68
Net Investment Income [A]	0.11	0.50	0.89	0.21	0.20	0.19
Net realized and unrealized gains (losses) on securities	2.16	(0.30)	0.03	(3.05)	0.59	1.16
Net increase (decrease) in accumulation unit value	2.27	0.20	0.92	(2.84)	0.79	1.35
Accumulation unit value at end of year	$14.37	$12.10	$11.90	$10.98	$13.82	$13.03
Total return	18.76%	1.68%	8.38%	(20.55)%	6.06%	11.56%
Net assets, end of year (000’s)	$2,330	$2,020	$2,282	$2,066	$2,468	$2,110
Expenses to average net assets [B]	3.28%	3.84%	3.08%	2.44%	2.44%	2.52%
Net investment income (loss) to average net assets	(3.28)%	(2.03)%	(0.16)%	(0.76)%	3.30%	(1.38)%
Portfolio turnover rate	1.80%	6.08%	2.83%	8.01%	8.03%	5.16%

	Universal VIA International Growth Allocation, B Share, M&E 1.40% Enhanced Death Benefit
	Period Ending June 30, 2025 [C]	Year Ending Dec. 31, 2024	Year Ending Dec. 31, 2023	Year Ending Dec. 31, 2022	Year Ending Dec. 31, 2021	Year Ending Dec. 31, 2020
Accumulation unit value at beginning of year	$11.63	$11.47	$10.60	$13.36	$12.63	$11.34
Net Investment Income [A]	0.11	0.50	0.89	0.21	0.20	0.19
Net realized and unrealized gains (losses) on securities	2.06	(0.34)	(0.02)	(2.97)	0.53	1.10
Net increase (decrease) in accumulation unit value	2.17	0.16	0.87	(2.76)	0.73	1.29
Accumulation unit value at end of year	$13.80	$11.63	$11.47	$10.60	$13.36	$12.63
Total return	18.66%	1.39%	8.21%	(20.66)%	5.78%	11.38%
Net assets, end of year (000’s)	$168	$142	$137	$132	$608	$585
Expenses to average net assets [B]	3.28%	3.84%	3.08%	2.44%	2.44%	2.52%
Net investment income (loss) to average net assets	(3.28)%	(2.03)%	(0.16)%	(0.76)%	3.30%	(1.38)%
Portfolio turnover rate	1.80%	6.08%	2.83%	8.01%	8.03%	5.16%

[A]	Calculated as the difference between the undistributed net income attributable to an accumulated unit at the beginning and end of year, divided by the number of units outstanding at the respective dates.
[B]	Does not include expenses of the underlying investments in which the Subaccount invests.
[C]	Unaudited

The Notes to Financial Statements are an integral part of this report

Fortune V Separate Account	35	Semi-Annual Report 2025

FINANCIAL HIGHLIGHTS

	Universal VIA International Growth Allocation, B Share, M&E 1.65%
	Period Ending June 30, 2025 [C]	Year Ending Dec. 31, 2024	Year Ending Dec. 31, 2023	Year Ending Dec. 31, 2022	Year Ending Dec. 31, 2021	Year Ending Dec. 31, 2020
Accumulation unit value at beginning of year	$11.87	$11.71	$10.83	$13.66	$12.92	$11.60
Net Investment Income [A]	0.11	0.50	0.89	0.21	0.20	0.19
Net realized and unrealized gains (losses) on securities	2.11	(0.34)	(0.01)	(3.04)	0.54	1.13
Net increase (decrease) in accumulation unit value	2.22	0.16	0.88	(2.83)	0.74	1.32
Accumulation unit value at end of year	$14.09	$11.87	$11.71	$10.83	$13.66	$12.92
Total return	18.70%	1.37%	8.13%	(20.72)%	5.73%	11.38%
Net assets, end of year (000’s)	$1,136	$1,106	$1,289	$1,551	$2,049	$2,370
Expenses to average net assets [B]	3.28%	3.84%	3.08%	2.44%	2.44%	2.52%
Net investment income (loss) to average net assets	(3.28)%	(2.03)%	(0.16)%	(0.76)%	3.30%	(1.38)%
Portfolio turnover rate	1.80%	6.08%	2.83%	8.01%	8.03%	5.16%

	Universal VIA International Growth Allocation, B Share, M&E 1.65% Enhanced Death Benefit
	Period Ending June 30, 2025 [C]	Year Ending Dec. 31, 2024	Year Ending Dec. 31, 2023	Year Ending Dec. 31, 2022	Year Ending Dec. 31, 2021	Year Ending Dec. 31, 2020
Accumulation unit value at beginning of year	$11.45	$11.32	$10.49	$13.26	$12.57	$11.31
Net Investment Income [A]	0.11	0.50	0.89	0.21	0.20	0.19
Net realized and unrealized gains (losses) on securities	2.02	(0.37)	(0.06)	(2.98)	0.49	1.07
Net increase (decrease) in accumulation unit value	2.13	0.13	0.83	(2.77)	0.69	1.26
Accumulation unit value at end of year	$13.58	$11.45	$11.32	$10.49	$13.26	$12.57
Total return	18.60%	1.15%	7.91%	(20.89)%	5.49%	11.14%
Net assets, end of year (000’s)	$219	$186	$209	$306	$384	$397
Expenses to average net assets [B]	3.28%	3.84%	3.08%	2.44%	2.44%	2.52%
Net investment income (loss) to average net assets	(3.28)%	(2.03)%	(0.16)%	(0.76)%	3.30%	(1.38)%
Portfolio turnover rate	1.80%	6.08%	2.83%	8.01%	8.03%	5.16%

[A]	Calculated as the difference between the undistributed net income attributable to an accumulated unit at the beginning and end of year, divided by the number of units outstanding at the respective dates.
[B]	Does not include expenses of the underlying investments in which the Subaccount invests.
[C]	Unaudited

The Notes to Financial Statements are an integral part of this report

Fortune V Separate Account	36	Semi-Annual Report 2025

FINANCIAL HIGHLIGHTS

	Universal VIA International Growth Allocation, C Share, M&E 1.95%
	Period Ending June 30, 2025 [C]	Year Ending Dec. 31, 2024	Year Ending Dec. 31, 2023	Year Ending Dec. 31, 2022	Year Ending Dec. 31, 2021	Year Ending Dec. 31, 2020
Accumulation unit value at beginning of year	$10.85	$10.74	$9.96	$12.60	$11.96	$10.77
Net Investment Income [A]	0.11	0.50	0.89	0.21	0.20	0.19
Net realized and unrealized gains (losses) on securities	1.90	(0.39)	(0.11)	(2.85)	0.44	1.00
Net increase (decrease) in accumulation unit value	2.01	0.11	0.78	(2.64)	0.64	1.19
Accumulation unit value at end of year	$12.86	$10.85	$10.74	$9.96	$12.60	$11.96
Total return	18.53%	1.02%	7.83%	(20.95)%	5.35%	11.05%
Net assets, end of year (000’s)	$334	$292	$286	$266	$301	$307
Expenses to average net assets [B]	3.28%	3.84%	3.08%	2.44%	2.44%	2.52%
Net investment income (loss) to average net assets	(3.28)%	(2.03)%	(0.16)%	(0.76)%	3.30%	(1.38)%
Portfolio turnover rate	1.80%	6.08%	2.83%	8.01%	8.03%	5.16%

	Universal VIA International Growth Allocation, C Share, M&E 1.65% Enhanced Death Benefit
	Period Ending June 30, 2025 [C]	Year Ending Dec. 31, 2024	Year Ending Dec. 31, 2023	Year Ending Dec. 31, 2022	Year Ending Dec. 31, 2021	Year Ending Dec. 31, 2020
Accumulation unit value at beginning of year	$10.43	$10.34	$9.61	$12.19	$11.59	$10.46
Net Investment Income [A]	0.11	0.50	0.89	0.21	0.20	0.19
Net realized and unrealized gains (losses) on securities	1.81	(0.41)	(0.16)	(2.79)	0.40	0.94
Net increase (decrease) in accumulation unit value	1.92	0.09	0.73	(2.58)	0.60	1.13
Accumulation unit value at end of year	$12.35	$10.43	$10.34	$9.61	$12.19	$11.59
Total return	18.41%	0.87%	7.60%	(21.16)%	5.18%	10.80%
Net assets, end of year (000’s)	$19	$16	$16	$15	$16	$16
Expenses to average net assets [B]	3.28%	3.84%	3.08%	2.44%	2.44%	2.52%
Net investment income (loss) to average net assets	(3.28)%	(2.03)%	(0.16)%	(0.76)%	3.30%	(1.38)%
Portfolio turnover rate	1.80%	6.08%	2.83%	8.01%	8.03%	5.16%

[A]	Calculated as the difference between the undistributed net income attributable to an accumulated unit at the beginning and end of year, divided by the number of units outstanding at the respective dates.
[B]	Does not include expenses of the underlying investments in which the Subaccount invests.
[C]	Unaudited

The Notes to Financial Statements are an integral part of this report

Fortune V Separate Account	37	Semi-Annual Report 2025

FINANCIAL HIGHLIGHTS

	Universal VIA International Growth Allocation, L Share, M&E 1.50%
	Period Ending June 30, 2025 [C]	Year Ending Dec. 31, 2024	Year Ending Dec. 31, 2023	Year Ending Dec. 31, 2022	Year Ending Dec. 31, 2021	Year Ending Dec. 31, 2020
Accumulation unit value at beginning of year	$11.86	$11.68	$10.79	$13.59	$12.83	$11.51
Net Investment Income [A]	0.11	0.50	0.89	0.21	0.20	0.19
Net realized and unrealized gains (losses) on securities	2.11	(0.32)	(0.00)	(3.01)	0.56	1.13
Net increase (decrease) in accumulation unit value	2.22	0.18	0.89	(2.80)	0.76	1.32
Accumulation unit value at end of year	$14.08	$11.86	$11.68	$10.79	$13.59	$12.83
Total return	18.72%	1.54%	8.25%	(20.60)%	5.92%	11.47%
Net assets, end of year (000’s)	$99	$85	$82	$76	$176	$166
Expenses to average net assets [B]	3.28%	3.84%	3.08%	2.44%	2.44%	2.52%
Net investment income (loss) to average net assets	(3.28)%	(2.03)%	(0.16)%	(0.76)%	3.30%	(1.38)%
Portfolio turnover rate	1.80%	6.08%	2.83%	8.01%	8.03%	5.16%

	Universal VIA International Growth Allocation, L Share, M&E 1.50% Enhanced Death Benefit
	Period Ending June 30, 2025 [C]	Year Ending Dec. 31, 2024	Year Ending Dec. 31, 2023	Year Ending Dec. 31, 2022	Year Ending Dec. 31, 2021	Year Ending Dec. 31, 2020
Accumulation unit value at beginning of year	$11.40	$11.25	$10.41	$13.14	$12.43	$11.17
Net Investment Income [A]	0.11	0.50	0.89	0.21	0.20	0.19
Net realized and unrealized gains (losses) on securities	2.02	(0.35)	(0.05)	(2.94)	0.51	1.07
Net increase (decrease) in accumulation unit value	2.13	0.15	0.84	(2.73)	0.71	1.26
Accumulation unit value at end of year	$13.53	$11.40	$11.25	$10.41	$13.14	$12.43
Total return	18.68%	1.33%	8.07%	(20.78)%	5.71%	11.28%
Net assets, end of year (000’s)	$13	$11	$11	$10	$12	$12
Expenses to average net assets [B]	3.28%	3.84%	3.08%	2.44%	2.44%	2.52%
Net investment income (loss) to average net assets	(3.28)%	(2.03)%	(0.16)%	(0.76)%	3.30%	(1.38)%
Portfolio turnover rate	1.80%	6.08%	2.83%	8.01%	8.03%	5.16%

[A]	Calculated as the difference between the undistributed net income attributable to an accumulated unit at the beginning and end of year, divided by the number of units outstanding at the respective dates.
[B]	Does not include expenses of the underlying investments in which the Subaccount invests.
[C]	Unaudited

The Notes to Financial Statements are an integral part of this report

Fortune V Separate Account	38	Semi-Annual Report 2025

FINANCIAL HIGHLIGHTS

	Universal VIA International Growth Allocation, L Share, M&E 1.75%
	Period Ending June 30, 2025 [C]	Year Ending Dec. 31, 2024	Year Ending Dec. 31, 2023	Year Ending Dec. 31, 2022	Year Ending Dec. 31, 2021	Year Ending Dec. 31, 2020
Accumulation unit value at beginning of year	$11.29	$11.15	$10.32	$13.03	$12.34	$11.09
Net Investment Income [A]	0.11	0.50	0.89	0.21	0.20	0.19
Net realized and unrealized gains (losses) on securities	1.99	(0.36)	(0.06)	(2.92)	0.49	1.06
Net increase (decrease) in accumulation unit value	2.10	0.14	0.83	(2.71)	0.69	1.25
Accumulation unit value at end of year	$13.39	$11.29	$11.15	$10.32	$13.03	$12.34
Total return	18.60%	1.26%	8.04%	(20.80)%	5.59%	11.27%
Net assets, end of year (000’s)	$509	$430	$564	$926	$1,226	$1,174
Expenses to average net assets [B]	3.28%	3.84%	3.08%	2.44%	2.44%	2.52%
Net investment income (loss) to average net assets	(3.28)%	(2.03)%	(0.16)%	(0.76)%	3.30%	(1.38)%
Portfolio turnover rate	1.80%	6.08%	2.83%	8.01%	8.03%	5.16%

	Universal VIA International Growth Allocation, L Share, M&E 1.75% Enhanced Death Benefit
	Period Ending June 30, 2025 [C]	Year Ending Dec. 31, 2024	Year Ending Dec. 31, 2023	Year Ending Dec. 31, 2022	Year Ending Dec. 31, 2021	Year Ending Dec. 31, 2020
Accumulation unit value at beginning of year	$10.85	$10.74	$9.96	$12.60	$11.96	$10.77
Net Investment Income [A]	0.11	0.50	0.89	0.21	0.20	0.19
Net realized and unrealized gains (losses) on securities	1.90	(0.39)	(0.11)	(2.85)	0.44	1.00
Net increase (decrease) in accumulation unit value	2.01	0.11	0.78	(2.64)	0.64	1.19
Accumulation unit value at end of year	$12.86	$10.85	$10.74	$9.96	$12.60	$11.96
Total return	18.53%	1.02%	7.83%	(20.95)%	5.35%	11.05%
Net assets, end of year (000’s)	$287	$261	$286	$280	$347	$297
Expenses to average net assets [B]	3.28%	3.84%	3.08%	2.44%	2.44%	2.52%
Net investment income (loss) to average net assets	(3.28)%	(2.03)%	(0.16)%	(0.76)%	3.30%	(1.38)%
Portfolio turnover rate	1.80%	6.08%	2.83%	8.01%	8.03%	5.16%

[A]	Calculated as the difference between the undistributed net income attributable to an accumulated unit at the beginning and end of year, divided by the number of units outstanding at the respective dates.
[B]	Does not include expenses of the underlying investments in which the Subaccount invests.
[C]	Unaudited

The Notes to Financial Statements are an integral part of this report

Fortune V Separate Account	39	Semi-Annual Report 2025

FINANCIAL HIGHLIGHTS

	Universal VIA Money Market, B Share, M&E 1.40%
	Period Ending June 30, 2025 [C]	Year Ending Dec. 31, 2024	Year Ending Dec. 31, 2023	Year Ending Dec. 31, 2022	Year Ending Dec. 31, 2021	Year Ending Dec. 31, 2020
Accumulation unit value at beginning of year	$7.55	$7.50	$7.33	$7.40	$7.55	$7.67
Net Investment (Loss) [A]	(0.10)	(0.14)	(0.05)	(0.32)	(0.54)	0.07
Net realized and unrealized gains on securities	0.16	0.19	0.22	0.25	0.39	(0.19)
Net increase (decrease) in accumulation unit value	0.06	0.05	0.17	(0.07)	(0.15)	(0.12)
Accumulation unit value at end of year	$7.61	$7.55	$7.50	$7.33	$7.40	$7.55
Total return	0.79%	0.67%	2.32%	(0.95)%	(1.99)%	(1.56)%
Net assets, end of year (000’s)	$1,223	$1,200	$1,212	$1,396	$1,385	$2,627
Expenses to average net assets [B]	4.56%	4.29%	3.50%	2.53%	2.39%	2.35%
Net investment income (loss) to average net assets	(0.52)%	0.83%	1.22%	(1.24)%	(2.12)%	(1.93)%
Portfolio turnover rate	39.91%	88.53%	42.16%	98.58%	29.32%	117.91%

	Universal VIA Money Market, B Share, M&E 1.40% Enhanced Death Benefit
	Period Ending June 30, 2025 [C]	Year Ending Dec. 31, 2024	Year Ending Dec. 31, 2023	Year Ending Dec. 31, 2022	Year Ending Dec. 31, 2021	Year Ending Dec. 31, 2020
Accumulation unit value at beginning of year	$7.27	$7.24	$7.08	$7.17	$7.33	$7.46
Net Investment (Loss) [A]	(0.10)	(0.14)	(0.05)	(0.32)	(0.54)	0.07
Net realized and unrealized gains on securities	0.15	0.17	0.21	0.23	0.38	(0.20)
Net increase (decrease) in accumulation unit value	0.05	0.03	0.16	(0.09)	(0.16)	(0.13)
Accumulation unit value at end of year	$7.32	$7.27	$7.24	$7.08	$7.17	$7.33
Total return	0.69%	0.41%	2.26%	(1.26)%	(2.18)%	(1.74)%
Net assets, end of year (000’s)	$153	$213	$453	$478	$502	$524
Expenses to average net assets [B]	4.56%	4.29%	3.50%	2.53%	2.39%	2.35%
Net investment income (loss) to average net assets	(0.52)%	0.83%	1.22%	(1.24)%	(2.12)%	(1.93)%
Portfolio turnover rate	39.91%	88.53%	42.16%	98.58%	29.32%	117.91%

[A]	Calculated as the difference between the undistributed net income attributable to an accumulated unit at the beginning and end of year, divided by the number of units outstanding at the respective dates.
[B]	Does not include expenses of the underlying investments in which the Subaccount invests.
[C]	Unaudited

The Notes to Financial Statements are an integral part of this report

Fortune V Separate Account	40	Semi-Annual Report 2025

FINANCIAL HIGHLIGHTS

	Universal VIA Money Market, B Share, M&E 1.65%
	Period Ending June 30, 2025 [C]	Year Ending Dec. 31, 2024	Year Ending Dec. 31, 2023	Year Ending Dec. 31, 2022	Year Ending Dec. 31, 2021	Year Ending Dec. 31, 2020
Accumulation unit value at beginning of year	$7.46	$7.43	$7.28	$7.37	$7.53	$7.68
Net Investment (Loss) [A]	(0.10)	(0.14)	(0.05)	(0.32)	(0.54)	0.07
Net realized and unrealized gains on securities	0.15	0.17	0.20	0.23	0.38	(0.22)
Net increase (decrease) in accumulation unit value	0.05	0.03	0.15	(0.09)	(0.16)	(0.15)
Accumulation unit value at end of year	$7.51	$7.46	$7.43	$7.28	$7.37	$7.53
Total return	0.67%	0.40%	2.06%	(1.22)%	(2.12)%	(1.95)%
Net assets, end of year (000’s)	$257	$272	$315	$285	$821	$1,090
Expenses to average net assets [B]	4.56%	4.29%	3.50%	2.53%	2.39%	2.35%
Net investment income (loss) to average net assets	(0.52)%	0.83%	1.22%	(1.24)%	(2.12)%	(1.93)%
Portfolio turnover rate	39.91%	88.53%	42.16%	98.58%	29.32%	117.91%

	Universal VIA Money Market, B Share, M&E 1.65% Enhanced Death Benefit
	Period Ending June 30, 2025 [C]	Year Ending Dec. 31, 2024	Year Ending Dec. 31, 2023	Year Ending Dec. 31, 2022	Year Ending Dec. 31, 2021	Year Ending Dec. 31, 2020
Accumulation unit value at beginning of year	$7.01	$7.00	$6.87	$6.97	$7.14	$7.29
Net Investment (Loss) [A]	(0.10)	(0.14)	(0.05)	(0.32)	(0.54)	0.07
Net realized and unrealized gains on securities	0.14	0.15	0.18	0.22	0.37	(0.22)
Net increase (decrease) in accumulation unit value	0.04	0.01	0.13	(0.10)	(0.17)	(0.15)
Accumulation unit value at end of year	$7.05	$7.01	$7.00	$6.87	$6.97	$7.14
Total return	0.57%	0.14%	1.89%	(1.43)%	(2.38)%	(2.06)%
Net assets, end of year (000’s)	$22	$22	$69	$130	$60	$126
Expenses to average net assets [B]	4.56%	4.29%	3.50%	2.53%	2.39%	2.35%
Net investment income (loss) to average net assets	(0.52)%	0.83%	1.22%	(1.24)%	(2.12)%	(1.93)%
Portfolio turnover rate	39.91%	88.53%	42.16%	98.58%	29.32%	117.91%

[A]	Calculated as the difference between the undistributed net income attributable to an accumulated unit at the beginning and end of year, divided by the number of units outstanding at the respective dates.
[B]	Does not include expenses of the underlying investments in which the Subaccount invests.
[C]	Unaudited

The Notes to Financial Statements are an integral part of this report

Fortune V Separate Account	41	Semi-Annual Report 2025

FINANCIAL HIGHLIGHTS

	Universal VIA Money Market, C Share, M&E 1.95%
	Period Ending June 30, 2025 [C]	Year Ending Dec. 31, 2024	Year Ending Dec. 31, 2023	Year Ending Dec. 31, 2022	Year Ending Dec. 31, 2021	Year Ending Dec. 31, 2020
Accumulation unit value at beginning of year	$6.81	$6.80	$6.68	$6.78	$6.96	$7.11
Net Investment (Loss) [A]	(0.10)	(0.14)	(0.05)	(0.32)	(0.54)	0.07
Net realized and unrealized gains on securities	0.13	0.15	0.17	0.22	0.36	(0.22)
Net increase (decrease) in accumulation unit value	0.03	0.01	0.12	(0.10)	(0.18)	(0.15)
Accumulation unit value at end of year	$6.84	$6.81	$6.80	$6.68	$6.78	$6.96
Total return	0.44%	0.15%	1.80%	(1.47)%	(2.59)%	(2.11)%
Net assets, end of year (000’s)	$353	$436	$416	$448	$411	$415
Expenses to average net assets [B]	4.56%	4.29%	3.50%	2.53%	2.39%	2.35%
Net investment income (loss) to average net assets	(0.52)%	0.83%	1.22%	(1.24)%	(2.12)%	(1.93)%
Portfolio turnover rate	39.91%	88.53%	42.16%	98.58%	29.32%	117.91%

	Universal VIA Money Market, C Share, M&E 1.95% Enhanced Death Benefit
	Period Ending June 30, 2025 [C]	Year Ending Dec. 31, 2024	Year Ending Dec. 31, 2023	Year Ending Dec. 31, 2022	Year Ending Dec. 31, 2021	Year Ending Dec. 31, 2020
Accumulation unit value at beginning of year	$6.55	$6.56	$6.45	$6.57	$6.75	$6.91
Net Investment (Loss) [A]	(0.10)	(0.14)	(0.05)	(0.32)	(0.54)	0.07
Net realized and unrealized gains on securities	0.13	0.13	0.16	0.20	0.36	(0.23)
Net increase (decrease) in accumulation unit value	0.03	(0.01)	0.11	(0.12)	(0.18)	(0.16)
Accumulation unit value at end of year	$6.58	$6.55	$6.56	$6.45	$6.57	$6.75
Total return	0.46%	(0.15)%	1.71%	(1.83)%	(2.67)%	(2.32)%
Net assets, end of year (000’s)	$158	$161	$165	$166	$172	$203
Expenses to average net assets [B]	4.56%	4.29%	3.50%	2.53%	2.39%	2.35%
Net investment income (loss) to average net assets	(0.52)%	0.83%	1.22%	(1.24)%	(2.12)%	(1.93)%
Portfolio turnover rate	39.91%	88.53%	42.16%	98.58%	29.32%	117.91%

[A]	Calculated as the difference between the undistributed net income attributable to an accumulated unit at the beginning and end of year, divided by the number of units outstanding at the respective dates.
[B]	Does not include expenses of the underlying investments in which the Subaccount invests.
[C]	Unaudited

The Notes to Financial Statements are an integral part of this report

Fortune V Separate Account	42	Semi-Annual Report 2025

FINANCIAL HIGHLIGHTS

	Universal VIA Money Market, L Share, M&E 1.50%
	Period Ending June 30, 2025 [C]	Year Ending Dec. 31, 2024	Year Ending Dec. 31, 2023	Year Ending Dec. 31, 2022	Year Ending Dec. 31, 2021	Year Ending Dec. 31, 2020
Accumulation unit value at beginning of year	$7.41	$7.37	$7.20	$7.28	$-	$-
Net Investment (Loss) [A]	(0.10)	(0.14)	(0.05)	(0.32)	(0.54)	-
Net realized and unrealized gains on securities	0.15	0.18	0.22	0.24	7.82	-
Net increase (decrease) in accumulation unit value	0.05	0.04	0.17	(0.08)	7.28	-
Accumulation unit value at end of year	$7.46	$7.41	$7.37	$7.20	$7.28	$-
Total return	0.67%	0.54%	-%	-%	-%	-%
Net assets, end of year (000’s)	$17	$10	$58	$57	$1	$-
Expenses to average net assets [B]	4.56%	4.29%	3.50%	2.53%	2.39%	-%
Net investment income (loss) to average net assets	(0.52)%	0.83%	1.22%	(1.24)%	(2.12)%	-%
Portfolio turnover rate	39.91%	88.53%	42.16%	98.58%	29.32%	-%

	Universal VIA Money Market, L Share, M&E 1.50% Enhanced Death Benefit
	Period Ending June 30, 2025 [C]	Year Ending Dec. 31, 2024	Year Ending Dec. 31, 2023	Year Ending Dec. 31, 2022	Year Ending Dec. 31, 2021	Year Ending Dec. 31, 2020
Accumulation unit value at beginning of year	$7.13	$7.11	$6.97	$7.05	$7.22	$7.36
Net Investment (Loss) [A]	(0.10)	(0.14)	(0.05)	(0.32)	(0.54)	0.07
Net realized and unrealized gains on securities	0.15	0.16	0.19	0.24	0.37	(0.21)
Net increase (decrease) in accumulation unit value	0.05	0.02	0.14	(0.08)	(0.17)	(0.14)
Accumulation unit value at end of year	$7.18	$7.13	$7.11	$6.97	$7.05	$7.22
Total return	0.70%	0.28%	2.01%	(1.13)%	(2.35)%	(1.90)%
Net assets, end of year (000’s)	$8	$7	$7	$7	$3	$4
Expenses to average net assets [B]	4.56%	4.29%	3.50%	2.53%	2.39%	2.35%
Net investment income (loss) to average net assets	(0.52)%	0.83%	1.22%	(1.24)%	(2.12)%	(1.93)%
Portfolio turnover rate	39.91%	88.53%	42.16%	98.58%	29.32%	117.91%

[A]	Calculated as the difference between the undistributed net income attributable to an accumulated unit at the beginning and end of year, divided by the number of units outstanding at the respective dates.
[B]	Does not include expenses of the underlying investments in which the Subaccount invests.
[C]	Unaudited

The Notes to Financial Statements are an integral part of this report

Fortune V Separate Account	43	Semi-Annual Report 2025

FINANCIAL HIGHLIGHTS

	Universal VIA Money Market, L Share, M&E 1.75%
	Period Ending June 30, 2025 [C]	Year Ending Dec. 31, 2024	Year Ending Dec. 31, 2023	Year Ending Dec. 31, 2022	Year Ending Dec. 31, 2021	Year Ending Dec. 31, 2020
Accumulation unit value at beginning of year	$7.14	$7.12	$6.98	$7.07	$7.24	$7.39
Net Investment (Loss) [A]	(0.10)	(0.14)	(0.05)	(0.32)	(0.54)	0.07
Net realized and unrealized gains on securities	0.15	0.16	0.19	0.23	0.37	(0.22)
Net increase (decrease) in accumulation unit value	0.05	0.02	0.14	(0.09)	(0.17)	(0.15)
Accumulation unit value at end of year	$7.19	$7.14	$7.12	$6.98	$7.07	$7.24
Total return	0.70%	0.28%	2.01%	(1.27)%	(2.35)%	(2.03)%
Net assets, end of year (000’s)	$49	$52	$130	$531	$390	$601
Expenses to average net assets [B]	4.56%	4.29%	3.50%	2.53%	2.39%	2.35%
Net investment income (loss) to average net assets	(0.52)%	0.83%	1.22%	(1.24)%	(2.12)%	(1.93)%
Portfolio turnover rate	39.91%	88.53%	42.16%	98.58%	29.32%	117.91%

[A]	Calculated as the difference between the undistributed net income attributable to an accumulated unit at the beginning and end of year, divided by the number of units outstanding at the respective dates.
[B]	Does not include expenses of the underlying investments in which the Subaccount invests.
[C]	Unaudited

The Notes to Financial Statements are an integral part of this report

Fortune V Separate Account	44	Semi-Annual Report 2025

NOTES TO FINANCIAL STATEMENTS

June 30, 2025

1.	ORGANIZATION

Fortune V Separate Account (the “Separate Account”) is a non-diversified separate account of Universal Life Insurance Company (“ULICO”), a wholly owned subsidiary of Universal Insurance Company (“UNICO”), which is a wholly owned subsidiary of Universal Group, Inc. (“UNIGR”). ULICO is domiciled in Puerto Rico and operates under the provisions of the Puerto Rico Insurance Code. The Separate Account was established in March 2007 to record and account for assets and liabilities associated with Universal Variable Annuity (“VIA”) line of business. Effective May 24, 2021, the Separate Account became registered under the Investment Company Act of 1940, as amended (the “1940 Act”). On December 23, 2021, the Separate Account became effective under the Securities Act of 1933, as amended (the “1933 Act”). Universal VIA sales were not available from the period from May 24, 2021 thru December 23, 2021, when the registration became effective under the 1933 Act. The Separate Account follows investment company accounting and reporting guidance in accordance with Accounting Standards Codification Section 946, Financial Services – Investment Companies. The Separate Account is composed of six different subaccounts (each, a “Subaccount” and collectively, the “Subaccounts”) that are separate investment funds and are as follows:

Subaccounts

Fortune V Separate Account - Universal VIA Conservative Allocation (“VIA Conservative Alloc”)
Fortune V Separate Account - Universal VIA Moderate Allocation (“VIA Moderate Alloc”)

Fortune V Separate Account - Universal VIA Moderate Growth Allocation (“VIA Mod Growth Alloc”)
Fortune V Separate Account - Universal VIA Growth Allocation (“VIA Growth Alloc”)

Fortune V Separate Account - Universal VIA International Moderate Growth Allocation (“VIA Int Mod Growth Alloc”)
Fortune V Separate Account - Universal Money Market (“VIA Money Mrkt Alloc”)

Each Subaccount invests substantially all of its investable assets among mutual funds. Assets within the Separate Account are legally insulated from ULICO’s assets. The only shareholders of the Separate Account are contract holders of the Universal VIA annuity product issued by ULICO.

Fortune V Separate Account maintains Morningstar Investment Management LLC as the Portfolio Construction Manager to serve as asset allocation consultant in connection with the management of the Sub-Accounts with the exception of the Money Market Portfolio. Morningstar Investment Management LLC is a registered investment adviser and wholly owned subsidiary of Morningstar, Inc.

The Statement of Additional Information (“SAI”) provides information about the portfolio managers’ compensation, other accounts managed by the portfolio managers, and the portfolio managers’ ownership of securities in the Variable Account. The SAI, is available without charge upon request by calling 1-787-706-7337 and on the SEC’s website at www.sec.gov.

2.	SIGNIFICANT ACCOUNTING POLICIES

Use of Estimates: In preparing the Subaccounts’ financial statements in accordance with Generally Accepted Accounting Principles in the United States of America (“GAAP”), estimates or assumptions (which could differ from actual results) may be used that affect reported amounts and disclosures.

Security transactions: Security transactions are accounted for on the trade date. Security gains and losses are calculated on the specific identification basis. Net realized gains (losses) are included in the statement of operations.

Operating expenses: The Separate Account accounts separately for the assets, liabilities, and operations of each Subaccount. Each Subaccount indirectly bears the fees and expenses reflected in the underlying mutual funds unit value. These expenses are not reflected in the expenses within the Statements of Operations of the Subaccount and are not included in the Expenses to average net assets, and Net investment income (loss) to average net assets within the Financial Highlights.

A daily charge from the net assets in each variable investment option is assessed by ULICO to compensate for operational expenses of the Separate Account, a portion of which relates to mortality and expense risks. The daily charge on an annualized basis may be 1.40%, 1.75% or 1.95% based on the contract class.

Segment Reporting: The Separate Account has adopted FASB Accounting Standards Update 2023-07, Segment Reporting (Topic 280) - Improvements to Reportable Segment Disclosures. Adoption of the standard impacted financial statement disclosures only and did not affect the Separate Account’s financial position or the results of its operations. An operating segment is defined as a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the public entity’s chief operating decision maker (CODM) to make decisions about resources to be allocated to the segment and assess its performance, and has discrete financial information available. The Principal Executive Officer and the Portfolio Construction Manager of the Separate Account act as the CODM. Each Sub-account within the Separate Account represents a single operating segment. The financial information in the form of the Sub-accounts’ portfolio composition, total returns, expense ratios and changes in net assets (i.e., changes in net assets resulting from operations, subscriptions and redemptions) is reviewed by the

45

NOTES TO FINANCIAL STATEMENTS

June 30, 2025

CODM to assess the sub-accounts’ performance in comparison to the sub-accounts’ benchmarks and to make resource allocation decisions for the Sub-accounts’ single segment is consistent with the information presented in these financial statements. Segment assets are reflected on the accompanying Statement of Assets and Liabilities as “total assets” and significant segment expenses are listed on the accompanying Statement of Operations.

Commitments and contingencies: In the normal course of business, the Subaccounts enter into contracts that contain a variety of representations that provide general indemnifications. The Subaccounts’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Subaccounts and/or their affiliates that have not yet occurred. However, based on experience, the Subaccounts expect the risk of loss to be remote.

Dividends: Dividends payable to the Separate Account are automatically reinvested in shares of the Separate Account when paid. Dividend income is recognized on the ex-dividend date.

3.	INVESTMENT VALUATION

All investments in securities are recorded at their estimated fair value. The value of each Subaccount’s investment in a corresponding underlying mutual funds is valued at the mutual fund unit value per share at the official close of the New York Stock Exchange (“NYSE”) each day the NYSE is open for business.

The Subaccounts utilize various methods to measure the fair value of their investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The three levels (“Levels”) of inputs of the fair value hierarchy are defined as follows:

Level 1—Unadjusted quoted prices in active markets for identical securities.

Level 2—Inputs, other than quoted prices included in Level 1, which are observable, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates, and similar data.

Level 3—Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include the Subaccounts’ own assumptions used in determining the fair value of investments.

The inputs used to measure fair value may fall into different Levels of the fair value hierarchy. In such cases, for disclosure purposes, the Level in the fair value hierarchy that is assigned to the fair value measurement of a security is determined based on the lowest Level input that is significant to the fair value measurement in its entirety. Certain investments are measured at fair value using net asset value (“NAV”) per share, or its equivalent, using the “practical expedient”. All of the investments of the Separate Account have a Level 1 fair value hierarchy classification at June 30, 2025, which is disclosed within the Investment Valuation section of each Subaccount’s Schedule of Investments. There were no Level 3 investments at the beginning and/or end of the period.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, but not limited to, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is generally greatest for instruments categorized in Level 3. Due to the inherent uncertainty of valuation, the determination of values may differ significantly from values that would have been realized had a ready market for investments existed, and the differences could be material.

Fair value measurements: Each Subaccount invests substantially all of its investable assets among mutual funds. Investment companies are valued at the actively traded NAV and no valuation adjustments are applied. These investment companies are categorized in Level 1 of the fair value hierarchy.

4.	RISK AND UNCERTAINTIES

Investing in the Subaccounts involves certain key risks related to the Subaccounts’ trading activity. Please refer to the Subaccounts’ prospectus for a more complete discussion of the following risks, as well as other risks of investing in the Subaccounts.

Market risk: The market values of a Subaccount’s securities and other assets will fluctuate, sometimes sharply and unpredictably, due to changes in general market conditions, overall economic trends or events, governmental actions or interventions, actions taken by the U.S. Federal Reserve or foreign central banks, political developments, warfare conflicts, investor sentiment, public health emergencies such as a pandemic, and other factors that may or may not be related to the issuer of the security or other asset. The market prices of securities and other assets also may go down due to events or conditions that affect particular sectors, industries or issuers. Adverse market conditions may be prolonged and may not have the same impact on all types of securities or other assets.

46

NOTES TO FINANCIAL STATEMENTS

June 30, 2025

Economies and financial markets throughout the world are increasingly interconnected. Economic, financial or political events, trading and tariff arrangements, public health events, terrorism, technology and data interruptions, natural disasters, and other circumstances in one or more countries or regions could be highly disruptive to, and have profound impacts on, global economies or markets. As a result, whether or not a Subaccount invests in securities of issuers located in or with significant exposure to the countries directly affected, the value and liquidity of a Subaccount’s investments may be affected adversely and negatively impact a Subaccount’s performance.

Because ULICO’s business is written in Puerto Rico, ULICO’s insurance risk is not as diversified as the risk of a carrier that covers a broader geographical area. A natural catastrophe could cause damage to a large number of ULICO’s policyholders, which would result in significantly increased losses to ULICO. However, ULICO’s reinsurance program reduces to its net exposure in any such catastrophe.

Other matters: ULICO and its affiliates are parties to various legal proceedings that originated in the normal course of business. None of these proceedings would be likely to have a material adverse effect, if any, upon the Separate Account, our ability to meet our obligations under the contracts, or the distribution of the contracts.

5.	FEES AND OTHER AFFILIATED TRANSACTIONS

The Separate Account has an investment advisory agreement with Universal Financial Services, Inc., (“UFS”). UFS, a Puerto Rico corporation, is a wholly-owned subsidiary of UNIGR and an affiliate of ULICO. Pursuant the investment advisory agreement, UFS charges a fee to the Subaccounts of 0.35% of the value of the net assets of the Subaccounts. The advisory expenses included in the accompanying statements of operations consist of fees charged by UFS to the Separate Account during the six month period ended June 30, 2025. Advisory fees due to UFS as of June 30, 2025 amounted to $200,065 for all Subaccounts. The advisory fees due by each Subaccount is included as accrued expenses in the accompanying statements of assets and liabilities.

Certain officers of the Separate Account are also officers, or employees of UNIGR or its affiliates. None of the Separate Account’s officers receives compensation from the Subaccounts. Board members received fees amounting to $17,000 during the six months ended June 30, 2025 from ULICO.

During the period ended June 30, 2025, the Subaccounts incurred no brokerage commissions on security transactions.

6.	PURCHASES AND SALES OF SECURITIES

For the six month period ended June 30, 2025, the cost of securities purchased and proceeds from securities sold are as follows:

Subaccounts	Purchases of Securities	Sale of Securities
Universal VIA Conservative Allocation	$13,425,033	$16,531,963
Universal VIA Moderate Allocation	46,097,050	59,612,539
Universal VIA Moderate Growth Allocation	4,692,827	7,868,591
Universal VIA Growth Allocation	2,077,331	2,786,212
Universal VIA International Moderate Growth Allocation	257,022	579,272
Universal Money Market	997,459	1,146,423

7.	INCOME TAXES

The operations of the Separate Account are included in the operations of ULICO. Based on current tax law, ULICO does not incur any income tax on the earnings or realized capital gains attributable to the Separate Account. As a result, no charges are currently being deducted from the Separate Account for federal and Puerto Rico income tax purposes. The Separate Account concluded that there are no uncertain tax positions. Uncertain tax positions are recognized if it is “more likely than not” that the position will be sustained assuming an examination by the tax authorities.

Pursuant to Section 1023.01 of the Puerto Rico Internal Revenue Code of 2011, as amended, a special tax equal to 0.10% of the total asset value of the Separate Account as of December 31 of each calendar year is reported and fully paid by ULICO. This special tax is payable to the Puerto Rico Treasury Department. There is no special tax payable as of June 30, 2025.

8.	SUBSEQUENT EVENT

The Company has evaluated all subsequent events through August 28, 2025 the date the financial statements were issued. No events have occurred subsequent to June 30, 2025 that would require recognition or disclosure in the financial statements.

47

Management of the Trust

Board Members and Officers
(Unaudited)

BOARD MEMBERS

The members of the Board (“Board Members”) and executive officers of the Trust are listed below. The Board of Directors was created on the effective date of the Separate Account registration with the SEC in May 2021.

“Interested Board Member” means a board member who may be deemed an “interested person” (as that term is defined in the 1940 Act) of the Trust because of his current or former service with UNIGR or an affiliate of UNIGR. Interested Board Members may also be referred to herein as “Interested Trustees.” “Independent Board Member” means a Board Member who is not an “interested person” (as defined under the 1940 Act) of the Trust and may also be referred to herein as an “Independent Trustee.”

The Board governs each fund and is responsible for protecting the interests of the shareholders. The Board Members are experienced executives who meet periodically throughout the year to oversee the business affairs of each fund and the operation of each fund by its officers. The Board also reviews the management of each fund’s assets by the investment manager and its respective sub-adviser.

The mailing address of each member of the Board is c/o Universal Life Insurance Company, PO Box 2171, San Juan, PR 00922 – 2171.

Further information about the Separate Account’s Board Members and Officers is available in the Separate Account’s Statement of Additional Information, which can be obtained without charge by calling 1-787-706-7337.

The Board Members, their birth year, their positions with the Trust, and their principal occupations, the number of funds the Board oversees, and other board memberships they hold are set forth in the table below. The length of time served is provided from the date a Board Member became a member of the Board.

(1)	(2)	(3)	(4)	(5)	(6)
Name and Year of Birth	Position(s) Held With Registrant	Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Director	Other Directorships Held by Director
Manuel O. Morera, CPA (1956)	Member, Board	Since 2021	Certified Public Accountant, tax and business advisor as a sole practitioner	6	None

Francisco J. Perdomo, CPA (1961)	Member, Board	Since 2021	PSV & Co., PSC (accounting firm), Managing Director and Certified Public Accountant.	6	None

The members of the Board listed above are not “interested persons” of the Variable Account within the meaning of section 2(a)(19) of the 1940 Act (“Independent Board Members”).

(1)	(2)	(3)	(4)	(5)	(6)
Name and Year of Birth	Position(s) Held With Registrant	Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Director	Other Directorships Held by Director
Waldemar Fabery- Villaespesa* (1965)	Member, Board	Since 2021	Counsel, Toro Colón Mullet, P.S.C., a legal services firm	6	None

*	Mr. Waldemar Fabery-Villaespesa is designated as an “interested person” because he is a member of several boards of a controlling party of UFS.
*	Each Board Member shall hold office until: 1) his or her successor is elected and qualified or 2) he or she resigns, retires or his or her term as a Board Member is terminated in accordance with the Trust’s Declaration of Trust.

48

OFFICERS

The mailing address of each officer is c/o Universal Life Insurance Company, PO Box 2171, San Juan, PR 00922 – 2171. The following table shows information about the officers, including their year of birth, their positions held with the Variable Account and their principal occupations during the past five years (their titles may have varied during that period). Each officer will hold office until his or her successor has been duly elected or appointed or until his or her earlier death, resignation or removal.

(1)	(2)	(3)	(4)
Name and Year of Birth	Position(s) Held With Registrant	Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years
Nancy Martinez (1965)	Chief Compliance Officer	Since 2022

Compliance Director of Universal Life Insurance Company and Chief Compliance Officer of Universal Financial Services. Previously Principal Operations Officer at Citi International Financial Services LLC with 22 plus years of experience in the Financial Investment industry. Currently holds Series 7, 9/10, 66, 24, and 27 licenses.

Jose C. Benítez (1975)	President	Since 2021	President of Universal Life Insurance Company and Universal Financial Services (2006). Previously Senior Account Manager, Manulife Financial. 24 years of financial services experience. Series 7 & 24 Licenses, FLMI Designation.

Roberto J. Martínez, CPA (1964)	Secretary & Treasurer	Since 2021	CFO Universal Group, Inc., Previously COO Triple S Propiedad (1999 to 2014), SIMED and ASC Finance Manager (1991 to 1999) and Audit Supervisor with KPMG (1987 to 1991).

49

(b)	The following is a copy of the notice transmitted to shareholders in reliance on Rule 30e-3 under the 1940 Act that contains disclosures specified by paragraph (c)(3) of that rule:

AN IMPORTANT NOTICE TO SHAREHOLDERS

SEMI-ANNUAL REPORT IS NOW AVAILABLE ONLINE

(AND IN PRINT BY REQUEST)

UNIVERSAL LIFE INSURANCE COMPANY

FORTUNE V SEPARATE ACCOUNT

Universal Life Insurance Company (“ULICO”) has posted the most current version of the Fortune V Report to Shareholders in its website at the following link:

https://www.universallifepr.com/VIA.aspx

Fortune V Account, comprised of Universal VIA Asset Allocation Portfolios also known as Subaccounts, is a separate account established by ULICO and is used as an investment vehicle under certain tax-deferred annuity contracts issued by ULICO. Each Subaccount’s underlying investments are mutual funds, based on specific asset allocation objectives.

The Report to Shareholders contains important information about the Fortune V Separate Account, including its portfolio holdings and financial statements. We encourage you to access and review the Report online and review each Subaccount’s investments. You can also download the Report for your convenience. Once you access the link https://www.universallifepr.com/VIA.aspx, you will find the following documents for further reference:

-	Current Report to Shareholders for the period ended June 30, 2025
-	Schedule of Investments as of 3/31/2025
-	Prior Report to Shareholders for the period ended December 31, 2024
-	Schedule of Investments as of 9/30/2024
-	Fortune V Separate Account Full Prospectus

Online access is the regular delivery method going forward; however, you can request, at no cost, paper copies via regular mail or pdf copies via e-mail at any time. However, if you wish to receive printed copies (regular mail) or pdf copies (via e-mail) of THIS and/or any future Shareholder Report or other materials about Fortune V, please write to us at:

UNIVERSAL LIFE INSURANCE COMPANY

Annuities Department

PO Box 2145

San Juan, PR 00922-2145

Or call us at:

(787) 706-7095

Item 2. Code of Ethics.

Not applicable.

Item 3. Audit Committee Financial Expert.

Not applicable.

Item 4. Principal Accountant Fees and Services.

Not applicable.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Investments.

(a)	The Registrant’s Schedule of Investments is included in the Financial Statements under Item 1 of this form.

(b)	Not applicable.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.

(a)	Not applicable.

(b)	Not applicable.

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Not applicable.

Item 9. Proxy Disclosures for Open-End Management Investment Companies.

Not applicable.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

Not applicable.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

Considerations in Approval of Investment Advisory Agreement and Asset Allocation Management Agreement

As required under the Investment Company Act of 1940 (the “1940 Act”), the Board of Directors (the “Board”) of Fortune V Separate Account (the “Fund”), determines whether to approve the continuation of the Fund’s investment advisory agreement with Universal Financial Services, the investment adviser to the Fund (the “Adviser”) and the continuation of the Asset Allocation Management Agreement between Morningstar Associates, LLC (“Morningstar”) and the Adviser on behalf of the Fund, and each of its sub-accounts (together, the “Agreements”). In considering the approval of the Agreements, the Board, including a majority of those Directors who are not “interested persons” of the Fund (the “Independent Directors”), as defined in the 1940 Act, met with representatives of the Adviser on May 21, 2025 (the “Meeting”) and in executive session at the May 21, 2025 meeting and approved the Agreements after concluding that the continuation of the Agreements was in the best interests of the Fund and its shareholders.

The Board requested and received materials relating to the Agreements in advance of the Meeting. Among other things, the Board considered expense comparisons to other funds of similar size and with similar investment objectives and strategies as the respective sub-account (the “Expense Peer Group”), as well as comparing the performance of each sub-account, except for the Money Market portfolio, to other funds with similar investment objectives and strategies (the “Performance Peer Group”), and to its benchmark. The additional material prepared by the Adviser and by Morningstar generally included Fund information including the average net assets of each sub-account, management fees, services provided by the Adviser and Morningstar and profitability information.

In approving the Agreements, the Board, including the Independent Directors, was advised by counsel and considered the factors it deemed relevant, including the nature, quality and extent of services provided, the performance of each sub-account, the profitability information provided by the Adviser and Morningstar, expenses and fees, and the potential for and existence of economies of scale. In their deliberations, the Board did not identify any single factor which alone was responsible for the Board’s decision to approve the Agreements with respect to the Fund, and each Director may have given different weights to different factors and, thus, each Director may have had a different basis for his decision. In connection with its deliberations, the Board considered oral and written information furnished at or in advance of the meeting held on May 21, 2025, and throughout the year.

Nature, Extent and Quality of the Services under the Agreements. The Board received and considered information regarding the nature, extent and quality of services provided to the Fund by the Adviser under the Investment Advisory Agreement and by Morningstar under the Asset Allocation Management Agreement for the Fund. The Board reviewed background information about the Adviser and Morningstar, and considered the background and experience of the Adviser’s and Morningstar’s senior management and the qualifications, backgrounds and responsibilities of the individuals responsible for overseeing the portfolio construction managers and validating compliance with the investment objectives within each sub-account.

With respect to each sub-account, except for the Money Market portfolio, the Board then considered the scope of services provided under the Asset Allocation Management Agreement, noting that Morningstar provides investment services to the Adviser in the form of selecting and trading portfolio securities on behalf of the applicable sub-accounts and selecting broker-dealers to execute purchase and sale transactions, subject to the supervision of the Adviser and the oversight of the Board. The Board considered the investment philosophy of Morningstar and how Morningstar selected investments for each sub-account among the underlying funds available to it.

Adviser and Morningstar Profitability. The Board was provided with information on the Adviser’s and of Morningstar’s profitability in serving as the investment adviser and portfolio construction manager, respectively, to the Fund. The Board recognized that it is difficult to make comparisons of profitability from fund management contracts because comparative information is not generally publicly available and is affected by numerous factors, including the structure of the particular adviser, the types of funds it manages, its business mix, numerous assumptions regarding allocations of expenses and the adviser’s capital structure and cost of capital. The Board also recognized that the structure of the Fund is somewhat unique. Taking these factors into account, the Board concluded that the Adviser’s profitability and Morningstar’s profitability in relation to the services each renders was reasonable and that each was believed to be sufficient to continue to provide services to the Fund and its shareholders.

Economies of Scale. The Board considered information regarding potential economies of scale with respect to the management of the Fund, whether the Fund has appropriately benefited from any economies of scale, and whether there is potential for realization of any further economies of scale. The Board considered whether or not the advisory fee and fee payable to Morningstar reflected economies of scale and noted that the advisory fee retained by the Adviser does not decrease at breakpoints, but instead remains fixed at 0.35% of the average net daily assets of the Fund and the fee payable to Morningstar does not decrease at breakpoints, but instead remains fixed at 0.10% of the average net daily assets of the Fund. The Board noted that the Fund was not expected to have substantial growth going forward and, thus, economies of scale were not likely being experienced by the Adviser or Morningstar.

Other Benefits to the Adviser and to Morningstar. The Board considered other benefits received by the Adviser and Morningstar as a result of their relationship with the Fund. The Board concluded that the potential benefits to be derived by the Adviser and by Morningstar included the potential benefits consistent with those generally resulting from an increase in assets under management, specifically, potential access to additional research resources and benefits to its reputation. The Board concluded that the benefits derived by the Adviser and by Morningstar were consistent with the types of benefits generally derived by investment advisers to mutual funds. The Directors considered these and any other potential fall-out benefits and generally determined these to be not material to the consideration of the management and other fees and to the Adviser’s and Morningstar’s profitability generally.

Investment Advisory Fee Rates and Expenses and Performance. The Board reviewed and considered the contractual advisory fee rates for the Fund in light of the nature, extent and quality of the advisory services provided by the Adviser and the fee rates payable to Morningstar in light of the nature, extent and quality of the asset allocation services provided by Morningstar.

The Board received and considered information on the gross and net total operating expense ratios for the Fund in comparison to the Expense Peer Group. The Directors noted that, with respect to each sub-account, the gross and net expense ratios were higher than the mean of the gross and net expense ratios of the respective Expense Peer Groups and, with the exception of the Moderate Portfolio, the gross and net expense ratios were higher than the median of the gross and net expense ratios of the respective Expense Peer Groups. The Board took into consideration management’s discussion of the fees, including that the peer funds do not pay investment advisory fees.

The Board also reviewed the fee paid to Morningstar for its services to the sub-accounts, except for the Money Market portfolio, under the Asset Allocation Management Agreement. The Board considered this fee in light of the services Morningstar provides as to the applicable sub-accounts. The Board determined that the fee reflected an appropriate allocation of the advisory fee paid to the Adviser given the work performed by each firm.

The Board reviewed the market indexes used as the benchmarks for the applicable sub-accounts. It was noted that the objective factors considered when selecting the market indexes are the current asset allocation weightings of the applicable sub-accounts. The Board noted that for each applicable sub-account, performance trailed the performance of its benchmark index for certain time periods. The Board also reviewed the performance of the sub-accounts managed by Morningstar, relative to their respective Performance Peer Groups over one-, five-, and ten-year periods. The Board noted that, with the exception of the Growth Portfolio, each applicable sub-account’s performance trailed the performance of its Performance Peer Group over certain time periods. The Board considered information provided by Morningstar about Fund performance. The Board further noted that it had received and would continue to receive regular reports regarding each sub-account’s performance at its quarterly meetings.

The Board determined that, given all of the factors provided, it would be in the best interests of the Fund and its shareholders to approve the Agreements for an additional one-year term.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 15. Submission of Matters to a Vote of Security Holders.

Not applicable.

Item 16. Controls and Procedures.

(a)	The Registrant's Principal Executive Officer and Principal Financial Officer concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the 1940 Act (17 CFR 270.30a-3(c))) were effective as of a date within 90 days prior to the filing date of this report (the "Evaluation Date"), based on their evaluation of the effectiveness of the Registrant's disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 (17 CFR 240.13a-15(b) or 240.15d-15(b)) (the “1934 Act”) as of the Evaluation Date.

(b)	There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 18. Recovery of Erroneously Awarded Compensation.

Not applicable.

Item 19. Exhibits.

(a)(1)	Not applicable.

(a)(2)	Not applicable.

(a)(3)	Certifications of Principal Executive Officer and Principal Financial Officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)) is attached hereto as Exhibit 19(a)(3).

(a)(4)	Not applicable.

(a)(5)	Not applicable.

(b)	Certification pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 as required by Rule 30a-2(b), under the 1940 Act (17 CFR 270.30a-2(b)), Rule 13a-14(b) or Rule 15d-14(b) under the Securities Exchange Act of 1934 (17 CFR 240.13a – 14(b) or 240.15d-14(b)) and Section 1350 of Chapter 63 of Title 18 of the United States Code (18 U.S.C. 1350) is attached hereto as Exhibit 19(b).

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fortune V Separate Account

By:	/s/ Jose C. Benitez
Jose C. Benitez
Principal Executive Officer

Date:	September 2, 2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Jose C. Benitez
Jose C. Benitez
Principal Executive Officer

Date:	September 2, 2025

By:	/s/ Roberto J. Martinez
Roberto J. Martinez
Principal Financial and Secretary

Date:	September 2, 2025